As filed with the U.S. Securities and Exchange Commission on September 27, 2006

Securities Act File (No. 333-129081)

Investment Company Act File (No. 811-21825)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and/or

Registration Statement under the Investment Company Act of 1940	☒

Amendment No. 6	☒
(Check appropriate box or boxes)

AARP Funds

(Exact Name of Registrant Specified in Charter)

601 E. Street, N.W.

Washington, DC 20004

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 434-3546

With copies to:

Larry C. Renfro AARP Funds 650 F Street, N.W. Washington, DC 20004	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AARP Funds

PROSPECTUS

AARP Income Fund

September 29, 2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined whether the information in this prospectus is accurate, adequate or complete. Any representation to the contrary is a criminal offense.

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AARP Income Fund at a Glance

Investment Objective:	The Fund seeks • current income, and • preservation of capital over the long-term.

Investment Strategy:

The Fund normally invests at least 75% of its assets in an underlying fund called the U.S. Bond Market Portfolio, the “Bond Portfolio.” To a lesser extent, the Fund invests in other types of income-producing securities through investments in other underlying funds.

The Bond Portfolio is “indexed.” It seeks to produce the return of the Lehman Brothers® Aggregate Bond Index, before the deduction of expenses of the Bond Portfolio. The index represents U.S. government and corporate bonds, mortgage-backed securities, asset-backed securities, and other securities that are in the Lehman Brothers Aggregate Bond Index. The index may include certain U.S. dollar denominated foreign corporate and government bonds traded in the U.S.

The Bond Portfolio may invest in securities that are not in the index but help the Bond Portfolio to match the returns of the index.

The Fund also may invest up to 25% of its assets in income-producing securities through underlying funds that hold money market instruments, inflation-indexed securities, government and corporate bonds of foreign countries, real estate investment trusts, stocks that pay high dividends, and high-yield bonds. However, the Fund will limit its exposure to high-yield bonds to no more than 10% of the Fund’s assets.

[Sidebar]

Legal Structure of the Fund

The AARP Income Fund is a “fund of funds” because it invests its assets in a variety of underlying funds. These underlying funds invest directly in bonds and other income-producing securities.

[Sidebar]

What is the Bond Portfolio?

The Bond Portfolio is a series of a separately registered investment company called AARP Portfolios.

Overall Risk:	The Fund has comparatively low to moderate levels of risk because it makes broadly diversified investments in bonds and, to a lesser extent, other income-producing securities.

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Principal Investment Risks:

You can lose money if you invest in the Fund or not make as much money as you might have expected for many reasons. Here are some of the more significant risks of the Fund and its investments:

•      Interest rates go up. This causes the value of existing bonds to go down, and therefore, the value of your investment in the Fund to go down as well.

•      Issuer’s financial condition deteriorates. Issuers of bonds could get into financial trouble. They may not make interest payments or repay principal on time, and they could declare bankruptcy. Sometimes, the value of an investment will go down if the market thinks that the issuer’s financial condition is deteriorating, even if this is not the case. These risks are greater for investments in high-yield bonds, which are considered speculative.

•      Borrowers repay loans sooner than expected. Borrowers may refinance when interest rates fall, causing the value of bonds that may be repaid early, as well as mortgage- and asset-related securities, to fall as borrowers repay loans more quickly.

•      The value of a stock or stocks goes down. Underlying funds may invest in stocks of companies that pay high dividends and real estate investment trusts. Any investment in a stock has the risk that the value of the stock will go down, due to either events affecting one issuer or the stock market overall.

•      Income may vary. The rate of income generated by the Fund may go up and down as interest rates go up and down. The amount of any dividends you receive will fluctuate over time.

•      Foreign investments have their own risks. Underlying funds may invest in foreign corporate and government bonds. These bonds may be more volatile than U.S. bonds. The governments of foreign countries may be less stable than the U.S. government. Issuers in foreign jurisdictions may have less thorough regulation and accounting, auditing, and recordkeeping requirements. Changes in foreign currency exchange rates may also affect the value of foreign bonds.

Here is a quick summary of some additional risks of investing in the Fund and underlying funds that are discussed in detail on pages 14-18.

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The Fund	The Underlying Funds

• Market risk • Manager risk • Rebalancing risk • New fund risk • The risks of the underlying funds

•      Market risk

•      Manager risk

•      Index risk

•      Derivatives risk

•      Credit risk

•      Interest rate risk

•      Prepayment risk

•      Investment grade securities risk

•      U.S. government securities risk

•      Stock market risk

•      Foreign bond risk

•      New fund risk

•      High-yield bond risk

•      Real estate investment trust risk

[Sidebar – Bulls eye]	[Sidebar – Magnifying Glass]

For more information about the Fund’s and underlying funds’ risks, see pages 14-18.

The Fund may change its investment objective without shareholder approval and without prior notice to shareholders.

If you find terms you don’t understand, please check the glossary at the back of this prospectus.

Bonds: Typically, when you invest in bonds you are in effect lending your money for a period of time and expect to get your money back plus interest.

Indexing: A style of investing that tries to match as closely as possible the returns of an index by investing in all—or a sample of—the securities in the index. An index is a group of securities representing all or a part of a stock or bond market.

Mortgage-backed security: A security that pools mortgages. Principal and interest payments on the mortgages are collected and passed through to investors.

Asset-backed security: A security that pools loans, like credit card, auto or home equity loans, or other payment flows. Principal and interest payments are collected and passed through to investors.

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AARP Financial’s Investment Method

AARP Financial Incorporated, “AARP Financial,” is the Fund’s investment adviser. This section discusses the investment method AARP Financial uses to manage the Fund and its family of funds.

A new vision for the American investor

As Americans, we face a critical challenge: assuming responsibility for our long-term financial security.

While many of us recognize this challenge, we typically do not save enough. And when we do save, we are confronted with complex, confusing and often costly investment choices. As a result, many of us make poor decisions, become discouraged and do not invest at all, or choose investments with high fees that eat into our earnings.

Yes, saving money can be difficult. But investing should not be. Nor should it be confusing or mysterious or expensive.

Investing made easy

Starting today, you can make a difference in the quality of your financial life. How? It boils down to these simple ideas:

Save as much as you can.

This is the most important step whether you are retired or still working. If you are working, contribute as much as you can to your 401(k) plan or other program at work, or to an IRA. Then do everything you can to save even more. It is better to cut back a little now than to be forced into a true financial crisis in retirement. If you are retired, look for ways to continue to save money, especially by choosing saving and investment products and services that are inexpensive.

Follow the basic principles of sound investing.

AARP Financial has identified five principles aimed at making every investor and investment approach more successful: Low fees, diversification, indexing, rebalancing and simple choices.

These principles are the foundation of the AARP Funds, which were created to make it easy for every American to invest for a comfortable retirement or other financial goals.

1. Low fees

As investors, we often do not pay enough attention to fees — and information about fees can be hard to find and understand. But even a small difference in fees can make a big impact. The average bond mutual fund charges 0.90% of assets

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invested every year. 1 A low cost fund, such as the AARP Income Fund, might charge as little as 0.50%. Over 20 years, the higher fee could reduce your returns on a $100,000 investment by as much as $18,578.

What the fees cost you on an initial $100,000 investment after . . .	Low-cost fund fees (0.50%)	Mid-cost fund fees (0.90%)	The low-cost fund saves you . . .
10 years	$7,964	$14,080	$6,116
20 years	$25,310	$43,888	$18,578
30 years	$60,341	$102,669	$42,328

This table assumes annual returns of 5% a year and includes “foregone earnings,” the money you’d make if fees were invested. These calculations came from the U.S. Securities and Exchange Commission’s online tool for comparing the costs of owning mutual funds, The SEC Mutual Fund Cost Calculator. You can find the tool by going to the SEC’s Web site at www.sec.gov and clicking on “Investor Information.” (Please keep in mind that AARP Funds do not operate, maintain, or have any connection to The SEC Mutual Fund Cost Calculator.)

2. Indexing

Years of investment research show that most active managers—those who buy and sell securities in hope of increasing returns—rarely, if ever, beat most major market indexes over time.2 Yet these same managers almost always charge higher fees than index funds, which seek to deliver the performance of a particular index. When you factor in the lower fees charged by index funds, indexing is clearly one of the most cost effective ways to invest.

3. Diversification

The old adage about “not putting all your eggs in one basket” is especially true when it comes to investing. None of us can tell which investments will rise in price, but if your investments are diversified enough, you may own investments that rise in value. Just as important, if you are adequately diversified, the impact of investments that lose value will be lessened. Broad market index funds that invest in the stocks or bonds of many companies are diversified by definition. For example, there were 6,824 bonds in the Lehman Brothers Aggregate Bond Index as of June 30, 2006. So a fund based on this index and other investments should give you broad diversification.

4. Rebalancing

Once we have made our investment decisions, most people rarely revisit them. But markets change. And portfolios that start out at a risk level that matches your risk tolerance can quickly grow more risky unless you prune them back into shape. Unfortunately, many investors find it difficult to prune and rebalance on their own. It’s hard to decide what to buy or sell to bring a portfolio back into balance and to the risk level you want. That’s why a fund that is regularly rebalanced by a portfolio manager makes investing easier for you. With someone else taking on the job, it helps get the important task of rebalancing done.

[1]	Investment Company Institute, 2006 Investment Company Fact Book, 46th Edition, 2006.
[2]	Burton G. Malkiel, The Random Walk Guide to Investing, 2003.

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5. Simple choices

We have been taught to believe that choice is good. Not always. For instance, there are about 8,000 mutual funds in the United States. Which ones are right for you? How do you find out? And how can you be confident you have made the right decisions? Most of us can’t. And too many of us become stymied by this complexity and don’t even invest at all. That’s why AARP Financial designed the AARP Funds: to provide clear choices and a simple, non-nonsense way to invest.

Our funds that invest in both stocks and bonds are designed to provide a complete portfolio in one purchase. Our AARP Income Fund and AARP Money Market Fund are designed to generate current income.

Complete Portfolios (Stocks and Bonds in each fund)	Income (Bonds and income- producing securities)	Money Market
AARP Conservative Fund AARP Moderate Fund AARP Aggressive Fund	AARP Income Fund	AARP Money Market Fund

The other AARP Funds are offered through other prospectuses. If you want to learn more about or invest in those funds, please contact the AARP Financial Center at (800) 958-6457 or visit www.aarpfunds.com to obtain a prospectus. Read the prospectus carefully before investing.

How the AARP Income Fund Has Performed

The Fund does not yet have past performance information. It will make its performance information available to investors in its first semi-annual report.

Fees and Expenses

Fees of the Fund

You pay fees and expenses that cover the costs of operating the Fund and the underlying funds. These “operating expenses” are deducted directly from the Fund and the underlying funds. The Fund’s total return will always be shown after these costs are deducted.

[Sidebar – Bulls eye]

Example: If a fund earns an annual return of 5.00% (before expenses) and pays annual operating expenses of 0.50%, then the fund’s total return will be approximately 4.50%.

This table shows the estimated annual fees and expenses of the Fund. As a shareholder in the underlying funds, the Fund bears its share of the underlying funds’ expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. Therefore, estimated expenses of the underlying funds are included as an item in the table. Please note that the actual fees and expenses of the Fund and the underlying funds may be higher or lower than those shown below.

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Shareholder Fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee[1]	None

Annual Operating Expenses of the Fund (expenses that are deducted from Fund assets directly or indirectly)
Management Fee[2]	0.01%
Distribution and/or Service (12b-1) Fees[3]	0.20%
Other Expenses[4]	0.21%
Acquired Fund Fees and Expenses[5]	0.24%
Total Annual Operating Expenses of the Fund	0.66%
Contractual Waivers and/or Reimbursements of Fees and Expenses[6]	0.16%
Net Annual Operating Expenses of the Fund (after waivers and/or reimbursements)	0.50%

[1]	You will be a charged a fee for wire redemptions from the Fund, which is currently $5.00 per wire.
[2]	This fee is the management fee paid to AARP Financial for the services it provides as adviser to the Fund.
[3]	The Fund has adopted a plan pursuant to Rule 12b-1, the “Rule 12b-1 Plan,” under the Investment Company Act of 1940, as amended, the “Investment Company Act.” This Rule 12b-1 Plan permits the Fund to make payments for the sale and distribution of its shares and for servicing activities. The underlying funds do not charge distribution and/or service (Rule 12b-1) fees.
[4]	“Other Expenses” are estimated for the current fiscal year. Other expenses include transfer agent, administration, trustee, legal, audit, insurance, and other miscellaneous expenses for the Fund.
[5]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and represent the Fund’s portion of the estimated fees and expenses of the underlying funds. Each underlying fund’s fees and expenses may include advisory, sub-advisory, transfer agent, administration, trustee, legal, audit, insurance, and other miscellaneous expenses.
[6]	AARP Financial has agreed contractually to waive fees and/or reimburse expenses to keep the Net Annual Operating Expenses of the Fund, including Acquired Fund Fees and Expenses, at 0.50% of average daily net assets through November 1, 2007. The expense reimbursement amount payable by AARP Financial will be dependent on the actual expenses of the Fund and the underlying funds.

Example

Here is an example to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Say you invest $10,000 for one year or three years. Assume your investment earns a return of 5% a year, and the Net Annual Operating Expenses of the Fund apply through November 1, 2007, and after that date the Total Annual Operating Expenses of the Fund apply. Here’s what you would pay in fees and expenses over those time periods:

	1 Year	3 Years
AARP Income Fund	$51	$178

Remember, this is not a real example. It is shown for comparison only and does not represent actual costs or returns, either past or future. Actual costs and returns might be higher or lower.

Is the Fund right for you?

AARP Funds is dedicated to helping individuals build a secure financial future by offering investment options to help them reach their retirement goals. The AARP Income Fund is designed to fill a number of different investment needs.

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The Fund may be appropriate for you if:

•	You are seeking a stream of monthly income.

•	You want to diversify your overall portfolio by adding this Fund.

•	You are able to accept the risks of holding bonds in a fund and experiencing fluctuations in the value of the fund as bond prices rise and fall.

Before you invest in the Fund, you should understand how well it fits with your financial goals, the risks involved, and the fees you will pay.

This Fund may NOT be appropriate for you if:

•	You want guaranteed safety of your initial investment.

•	You are seeking a very short-term investment.

•	You want capital appreciation.

[Sidebar - Bulls eye]

Should you invest in the Fund? It depends on why you are investing, when you’ll want to start spending the money you’ve invested, and your tolerance for risk. The AARP Financial Center can help you identify if the Fund may be right for you. If you have any questions, please call the AARP Financial Center at (800) 958-6457 and choose to speak with an Investment Counselor.

Need help?

If you want to talk with someone who can help you decide if the Fund is right for you, please call the AARP Financial Center at (800) 958-6457 and choose to speak with an Investment Counselor. Our trained counselors, who are salaried employees of AARP Financial and not compensated through commissions, are ready to answer your questions about the Fund and the AARP Funds. They can also help you figure out if you are on track financially for retirement. Are you saving enough now or do you need to do more?

How the Fund Invests Your Money

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 75% of its assets in the Bond Portfolio and up to 25% of its assets in other underlying funds that invest in other income-producing securities.

What does the Bond Portfolio Invest In?

The Bond Portfolio seeks to produce the return of the Lehman Brothers Aggregate Bond Index as closely as possible, before the deduction of expenses of the Bond Portfolio.

The Lehman Brothers Aggregate Bond Index represents nearly all the taxable investment-grade bonds in the U.S. bond market that are registered with the Securities and Exchange Commission and with maturities of more than one year. The index includes three major types of bonds:

1.	corporate and U.S. government bonds;

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2.	mortgage-backed securities, including mortgage pools securitized by the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation; and

3.	asset-backed securities, including securities that are backed by credit card, auto, and home equity loans.

The index may also include certain U.S. dollar denominated foreign corporate and government bonds traded in the U.S.

Sector breakdown of the Lehman Brothers Aggregate Bond Index as of 6/30/2006

Mortgage-backed securities 34.9%

U.S. Treasury 25.0%

Corporate 19.2%

Government-related 15.2%

Commercial Mortgage-Backed Securities 4.5%

Asset-backed securities 1.2%

Quality of Securities held in the Bond Portfolio

The Bond Portfolio will only invest in fixed income securities that are considered “investment grade” – fixed income securities rated Baa or higher by Moody’s Investors Services, Inc. or BBB or higher by Standard & Poor’s Rating Group or are deemed by SSgA Funds Management, Inc., “SSgA FM,” to be of comparable quality.

What other securities may the Fund invest in?

The Fund may invest up to 25% of its assets in other underlying funds that invest in:

•	money market instruments,

•	inflation-indexed bonds issued by the U.S. Government, its agencies and instrumentalities, and corporations,

•	high-yield bonds (also called “junk bonds”),

•	government and corporate bonds of foreign countries,

•	real estate investment trusts, and

•	stocks that pay high dividends.

The Fund will limit its exposure to high-yield bonds to no more than 10% of the Fund’s assets.

These investments may or may not be indexed, but they may enable the Fund to produce higher levels of income. Some of these investments, such as high-yield bonds, stocks that pay high dividends, foreign bonds, and real estate investment trusts, are considered riskier and may have different risks than investments in the Bond Portfolio. Please read the discussion of the Fund’s risks below carefully so that you understand these risks.

AARP Financial will determine when and if it is appropriate for the Fund to invest in these other securities and what percentage of the Fund’s assets, within the 25% and 10% maximums, should be allocated to these securities. AARP Financial may change the Fund’s investments in underlying funds at any time, as long as the changes are consistent with the Fund’s investment

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objective and investment strategies. AARP Financial anticipates that the Fund’s investments in these securities initially will be limited to an investment in the Money Market Portfolio, but will be expanded into investments in the other types of securities as the Fund grows in size.

[Sidebar—Bulls eye]

Money market fund investment

The Fund plans to invest part of its assets in the State Street Money Market Portfolio, the “Money Market Portfolio.” The Money Market Portfolio seeks to maximize current income through investments in money market instruments, while providing for liquidity, the preservation of capital, and a stable $1.00 per share price. The Money Market Portfolio is a series of a separately registered investment company called the State Street Master Funds. SSgA FM is the investment adviser to the Money Market Portfolio.

Temporary defensive investments

The Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies. For example, the Fund may take a defensive position by raising cash levels. Factors influencing these decisions may include AARP Financial’s outlook for the economy, financial markets or other conditions. The Fund may not achieve its investment objective if it invests for temporary defensive purposes.

How the Bond Portfolio tracks its index

Here is more information about some of the Bond Portfolio’s investment strategies and their risks. Please remember that because the Fund invests a substantial amount of its assets in the Bond Portfolio, the Fund has the risks of the Bond Portfolio.

The Bond Portfolio seeks to “track its index” or, in other words, produce returns that are as close as possible to the Lehman Brothers Aggregate Bond Index before the deduction of expenses of the Bond Portfolio. It is difficult to match an index exactly because the returns of an index do not reflect the typical fees and expenses that the Bond Portfolio has to pay, including the costs of buying and selling securities.

There are several ways to track an index:

•	Replication means buying every security in the index. Managers try to make an exact or close replica of the index, buying the same securities in the same proportions as they are in the index.

•	Optimization and sampling are investing techniques used by managers when it is expensive, impractical, or impossible to buy every bond or security in an index. These techniques are used when a fund is fairly new and growing in size. They are also used when an index is very large and contains securities that can no longer be bought.

The Bond Portfolio will use optimization and sampling to track the returns of the Lehman Brothers Aggregate Bond Index because of its sheer size and the reality that some of the bonds in the index are not available for purchase. The index included 6,824 bonds as of June 30, 2006.

In carrying out these techniques, the Bond Portfolio may invest to a limited extent in a variety of securities and derivatives that are not included in its index, including futures, options, exchange traded funds, cash, and other types of financial contracts and

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instruments. Generally speaking, a derivative is a financial contract whose value is based on a traditional security such as a stock, bond or market index (such as the Lehman Brothers Aggregate Bond Index). While the Bond Portfolio invests in derivatives to increase the likelihood that it will track or match the returns of the index and reduce tracking error, and as a convenient way to invest excess cash, these investments in derivatives may expose the Bond Portfolio to risks that are different from, and possibly greater than, the risks of the securities they are derived from, as described below. The Bond Portfolio will not use these derivatives for speculation or for the purpose of leveraging investment returns.

[Sidebar - Bulls eye]

Indexes vs. index funds

Indexes, as opposed to index funds, are a group or list of securities representing a market or part of a market. The returns of the index do not reflect the costs of actually investing in the index and do not include fees, brokerage commissions or other expenses of investing. While you can invest in an index fund—it’s a real investment, you cannot invest directly in an index—it’s just a list.

The Risks of the Fund

What are the risks of the Fund?

All investments involve some risk, including the Fund. You should read this section carefully and understand these risks.

There is no guarantee of the Fund’s performance. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should expect that the value of your investment in the Fund might go up or down. You might lose money if you invest in the Fund, or make less money than you expect or hope. Note that the income generated by the Fund will also fluctuate as interest rates go up and down.

Several types of risk may affect the Fund. Since the Fund invests most of its assets in the Bond Portfolio, the Fund has all the risks of the portfolio, and it also has the risks of the other underlying funds. Risks of the Fund and the underlying funds are summarized below.

The Fund’s risks:

Manager Risk

Poor decisions about how to allocate the assets of the Fund among different underlying funds and when to rebalance the Fund or to change underlying fund allocations may affect the Fund’s ability to achieve its investment objective. Also, AARP Financial is a recently formed entity with limited experience as an investment adviser.

Market Risk

The Fund’s performance will fluctuate as the value of the underlying funds’ investments go up and down as a result of changing market prices. In general, stock prices have fluctuated more than bond prices over longer time periods. Price changes may be temporary or last for extended periods.

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Rebalancing Risk:

The Fund may temporarily stray from preferred allocations among the underlying funds and not perform as well as if it had invested according to the preferred allocations at all times.

New Fund Risk

The Fund may not grow to or maintain an economically viable size, in which case management of the Fund may determine to liquidate the Fund at a time that may not be opportune for shareholders.

The underlying funds’ risks

The underlying funds have some or all of the following risks:

Credit Risk

An underlying fund may lose money if it invests in bonds whose issuers cannot meet their obligations to pay interest or principal when due. An issuer may also lower the credit quality of a security if it suffers an adverse change in its financial condition. Lower credit quality would lead to greater volatility in the price of the security and ultimately shares of the underlying fund. High-yield securities have more credit risk than investment grade securities.

[Sidebar – Magnifying Glass]

Interest: Money paid by a bond issuer to investors who, in effect, loaned the issuer money by buying its bonds.

Interest Rate Risk

The value of an underlying fund’s investments in bonds may go down if interest rates go up. Longer-term bonds are generally more sensitive to interest rate changes, meaning they may suffer deeper declines in value than shorter-term bonds.

[Sidebar]

If interest rates go down, the value of an underlying fund’s bonds might increase. However, falling interest rates might lead some issuers to prepay bonds. That would force the underlying fund to invest in bonds with lower interest rates, potentially causing a decline in value and yield. Overall, changes in interest rates affect the value of long-term bonds more than short-term bonds.

Prepayment Risk

An underlying fund may not perform well if it invests in bonds prepaid by issuers when interest rates fall because the underlying fund would have to re-invest in securities with lower interest rates. A decline in interest rates may also result in potential losses to mortgage- and other asset-backed securities, if the assets backing these securities are prepaid. On the other hand, a rise in interest rates may reduce the amount of prepayments, which would cause the average bond maturity to rise and increase the potential to lose money as interest rates rise.

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Investment Grade Securities Risk

Bonds are rated by national bond rating agencies. Securities rated Baa or higher by Moody’s Investors Services, Inc. or BBB or higher by Standard & Poor’s Rating Group are considered investment grade securities. Securities rated Baa or BBB may be somewhat riskier than higher-rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

High-Yield Bond Risk

High-yield bonds, known as “junk bonds,” are rated below investment grade because there are doubts about whether the companies or entities that issue them will be able to pay interest and principal back on time. Junk bonds pay out higher interest rates than investment grade bonds because they are highly risky and considered speculative.

Real Estate Investment Trust Risk

Real Estate Investment Trusts, called REITs, have the risks of real estate. REIT stocks also have the risks of the stock market, just like other stocks. The real estate industry is especially vulnerable to economic downturns. The value of REITs may also be damaged by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, and their legal structure.

Foreign Bond Risk

Any investment in a foreign issuer will have the risks of political and economic instability, poor regulation, insufficient publicly available information about the issuer, the imposition or tightening of foreign exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation, or confiscation of investors’ assets. This risk may be greater for investments in issuers in emerging or developing markets.

U.S. Government Securities Risk

Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Index Risk

An underlying fund that uses an index strategy, such as the Bond Portfolio, may not perform as well as the index it aims to match because of tracking error.

[Sidebar – Magnifying Glass]

Tracking Error: The amount that the performance of an index fund differs from the index it tries to match.

Manager Risk

Poor investment selection by the managers of an underlying fund may affect the underlying fund’s performance.

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Market Risk

The value of the underlying funds’ investments will go up and down as market prices fluctuate. In general, stock prices have fluctuated more than bond prices over longer time periods. Price changes may be temporary or last for extended periods.

Stock Market Risk

The value of stocks may decline in response to developments affecting a particular issuer, the issuing company’s industry, and general economic conditions. Price changes in stocks may be temporary or may last for an extended period of time.

[Sidebar – Magnifying Glass]

Market Price: The last reported price of a security on the market where it is bought and sold.

[Sidebar - Bulls eye]

Markets go up and down as they react to economic, political, geographic, or regulatory factors. These factors may affect the entire market or just certain securities, industry segments, or economic sectors.

Derivatives Risk

The use of derivative instruments exposes an underlying fund to additional risks and transaction costs. Risks of derivative instruments include:

•	the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

•	the prices of derivative instruments and the prices of the underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;

•	the fact that the skills needed to use these derivative strategies are different than those needed to select portfolio securities;

•	the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than an underlying fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);

•	particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave an underlying fund worse off than if it had not entered into the position; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.

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New Fund Risk

An underlying fund may be new and may not grow to or maintain an economically viable size, in which case management of the underlying fund may determine to liquidate the underlying fund at a time that may not be opportune for shareholders.

Who Manages the Fund and the Bond Portfolio?

TRUSTEES

AARP Funds has a Board of Trustees who oversees the Fund and its investment in the underlying funds, and approves the Fund’s agreements with AARP Financial, SSgA FM, and the Fund’s other service providers.

THE FUND’S AND THE BOND PORTFOLIO’S INVESTMENT ADVISER

AARP Financial Incorporated, “AARP Financial,” manages the investment activities for the Fund and Bond Portfolio, including providing the overall investment program for the Fund and Bond Portfolio, selecting the asset allocations in the underlying funds, deciding when to rebalance the Fund, and overseeing SSgA FM, the Fund’s and the Bond Portfolio’s investment sub-adviser (as well as the Money Market Portfolio’s investment adviser). AARP Financial is a wholly-owned subsidiary of AARP Services, Inc., which is a wholly-owned subsidiary of AARP. AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States. Founded in 1958, AARP delivers information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose. AARP Financial is located at Two Highwood Drive, 2nd Floor, Tewksbury, MA 01876.

THE FUND’S AND THE BOND PORTFOLIO’S INVESTMENT SUB-ADVISER

SSgA Funds Management, Inc., “SSgA FM,” provides advice regarding asset allocation to AARP Financial for the Fund, rebalances the Fund under the direction of AARP Financial, and manages the day-to-day investment of the Bond Portfolio’s assets. SSgA FM managed over $120 billion in assets as of March 31, 2006 and is one of the State Street Global Advisors companies that collectively manage approximately $1.5 trillion in assets. SSgA FM is a wholly owned subsidiary of State Street Corporation and is located at One Lincoln Street, Boston, MA 02111. SSgA FM also is responsible for the day-to-day investment of the Money Market Portfolio’s assets.

[Sidebar- Bulls eye]

The basis for the Board of Trustees approving the investment advisory agreement with AARP Financial will be discussed in the Fund’s semi-annual report to shareholders for the period ending December 31, 2006.

[Sidebar- Bulls eye]

AARP Funds, AARP Portfolios, and AARP Financial have applied to the SEC for an exemption to allow AARP Financial to change or add investment sub-advisers, and to change the investment sub-advisory agreements with those sub-advisers, without shareholder approval. Currently, shareholder approval of these changes is required by law, but certain funds obtain the exemption because it permits greater flexibility and saves the expense of holding a shareholder vote. There is no guarantee that the SEC will grant the requested exemption.

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The Portfolio Management Team

Richard M. Hisey, CFA

Mr. Hisey, an employee of AARP Financial, serves as a Portfolio Manager for the Fund. In this capacity, Mr. Hisey is responsible for implementing the Fund’s overall investment program, determining if and when to add other securities and at what levels, determining when to rebalance the Fund based upon the advice of SSgA FM, and overseeing and monitoring the activities of SSgA FM. Mr. Hisey is Chief Investment Officer for AARP Financial and also serves as Treasurer of AARP Funds. Most recently, he served as Executive Vice President and Chief Investment Officer of Cole Management Incorporated, a venture capital firm focused on early-stage investments in Russia. Previously, he was with MFS Investment Management, serving as the Treasurer and Chief Financial Officer of the MFS Group of Mutual Funds, and served as Senior Vice President of The Bank of New York. He spent 15 years at Lexington Global Asset Managers, Inc. (now ING/Reliastar), where he served as the portfolio manager and investment strategist for an open-ended Russian equity mutual fund. Mr. Hisey received an M.B.A and a B.A. from the University of Connecticut. He holds the Chartered Financial Analyst designation.

SSgA FM’s portfolio management team for the Fund is lead by Daniel Farley, and includes Michael Lear, Michael O. Martel, and Eduardo A. Borges. SSgA FM’s team makes recommendations regarding asset allocation and rebalancing the Fund to AARP Financial, and is responsible for rebalancing the Fund under the direction of AARP Financial.

Daniel Farley, CFA

Mr. Farley is a Vice President of State Street Global Advisors, “SSgA,” and SSgA FM and the Head of SSgA’s U.S. Global Asset Allocation team. In this role, he is responsible for strategic/tactical asset allocation and overlay clients in the US. Prior to his current role, Mr. Farley was a senior portfolio manager in Global Asset Allocation, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm’s Charitable Asset Management group.

Michael Lear

Mr. Lear is a Principal of SSgA and SSgA FM, and a Portfolio Manager in the Global Asset Allocation team. He is responsible for managing active and passive asset allocation portfolios, as well as derivative overlays. Previously, Mr. Lear worked as a Junior Portfolio Manager in the Indirect Implementation team. Prior to SSgA, he worked as an Assistant Portfolio Manager at Batterymarch Financial Management. He has been working in the investment management field since 1997.

Michael O. Martel

Mr. Martel is a Principal of SSgA and SSgA FM, and a Portfolio Manager on the Global Asset Allocation team. He is responsible for developing and implementing multi-asset class solutions for clients, including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios. In addition, Mr. Martel oversees the continued development

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of proprietary trading systems and assists in ongoing research efforts. Previously, Mr. Martel was with SSgA’s Global Structured Products Group specializing in developed and emerging market index strategies and the valuation of global derivatives. Prior to joining SSgA in 1994, Mr. Martel worked for the Mutual Funds Division of State Street Corporation. He has been working in the investment management field since 1992.

Eduardo A. Borges

Mr. Borges is a Principal of SSgA and SSgA FM, and a Portfolio Manager on the Global Asset Allocation team. His responsibilities include managing active and passive portfolios for domestic and international strategies. Mr. Borges joined SSgA as an Operations Associate in 2000, supporting the Investor Solutions Group and the Global Fundamental Strategies Group. Prior to joining SSgA, Mr. Borges worked for Putnam Investments holding positions as Senior Cash Specialist and Portfolio Accountant. He has been working in the investment management field since 1998.

The Statement of Additional Information provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Other Service Providers

Administrator and Sub-Administrator	AARP Financial provides administrative services to the Fund, such as overseeing the Fund’s operations and other service providers. AARP Financial has retained State Street Bank and Trust Company, “State Street,” to assist it in providing these administrative services.

Custodian	State Street holds the Fund’s assets, prices shares, and oversees payment of distributions to shareholders.

Transfer Agent	State Street handles opening new accounts, processing orders to buy or sell shares, providing recordkeeping, and sending statements to investors.

Distributor	ALPS Distributors, Inc. handles distribution, sales and marketing activities for the Fund.

Payments for distribution and services

The Fund pays a distribution and shareholder services fee called a Rule 12b-1 fee (after Rule 12b-1 under the Investment Company Act) to ALPS Distributors, Inc. (the Fund’s distributor), which is not affiliated with AARP Funds, AARP Financial or SSgA. This fee covers the sale and distribution of the Fund’s shares and servicing activities for shareholders.

The Rule 12b-1 fee may be as much as 0.20% annually of the average daily net assets of the Fund. Of this amount, ALPS Distributors, Inc. pays approximately:

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•	0.14% of the Fund’s net assets to AARP Financial under a Services Agreement for providing assistance to ALPS Distributors with distribution and shareholder servicing activities, including preparing advertising and marketing materials, educating call center personnel, and providing services to investors in the Fund; and

•	0.05% of the Fund’s net assets to AARP under a Trademark Licensing Agreement for the right to use the name AARP in the Fund’s name and access to AARP’s membership list.

These fees will increase the cost of your investment because they are paid out of the Fund’s assets on an ongoing basis. Over time, they may cost you more than if you paid an up-front sales charge.

While AARP has licensed the use of its name to AARP Funds and endorses the services provided by AARP Financial, AARP cannot recommend that you or any specific individual should purchase shares of a particular AARP Fund. AARP is not a registered investment adviser or broker-dealer. Read this prospectus carefully to decide if the Fund is right for you. And if you need help in making that decision, please call the AARP Financial Center at (800) 958-6457 and choose to speak with an Investment Counselor.

How to Open Your Account

Types of accounts

You may set up your account to invest in the Fund in any of the following ways:

Account type	Description	Minimum initial investment*	Minimum subsequent investment
Individual or Joint Ownership	Individual accounts must be registered to one person. Joints accounts can have two or more owners and provide for rights of survivorship.	$100	$25

Gift or Transfer To a Minor (UGMA, UTMA)	Gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he or she reaches the age of majority.	$100	$25

Retirement**	A qualified retirement account allows you to defer taxes on investment income and capital gains. Your contributions may also be tax-deductible. Please consult your tax advisor for details about tax advantages or consequences.	$100	$25

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	The types of retirement accounts available to you are:
	• Traditional IRA

	• Roth IRA

	• Rollover IRA

	• Simplified Employee Pension (SEP) IRA

Coverdell Education Savings Account	Formerly called an Education IRA, this account allows you to earn tax- deferred investment income and capital gains that may be withdrawn tax-free for qualified education expenses.	$100	$25

Trust	For assets held in a trust.	$100	$25

Business Entity	Allows an authorized person of a corporation, partnership or other entity to establish a business account	$100	$25

*	If you set up an Automatic Investment Program to invest at least $25 directly from your bank account or paycheck, we waive the minimum required for your initial investment. Before you can start your automatic investment program, your initial investment of at least $25 must be made by check or online by electronic transfer.
**	There is a $10 annual maintenance fee for each IRA or Coverdell Education Savings Account.

[Sidebar - Bullseye]

Ask for a Transfer On Death, “TOD,” form if you wish to designate a beneficiary for your non-retirement accounts and want the accounts’ assets to pass directly to a beneficiary and avoid probate.

[Sidebar - Bullseye]

To invest in the Fund, in most cases, you must be a U.S. resident with a social security number. There are a few exceptions to this rule, such as if you are a member of the U.S. military based outside the United States. Shares of the Fund are available for sale in the U.S. and its territories, but not elsewhere.

How to open an account

BY ELECTRONIC TRANSFER

•	You may open a new account by electronic transfer only by visiting www.aarpfunds.com. Select the “How to Buy” tab and follow the directions to create your new account and complete an application online.

•	Confirm with your bank or credit union that it is a member of the Automated Clearing House, “ACH,” system.

BY MAIL

•	Complete and sign an application. Please complete a different application for each type of account you are establishing.

•	Enclose a check made out to “AARP Funds” for your initial investment.

•	Send by regular mail or overnight delivery. All mail must be sent to the address listed on page 42 of this prospectus.

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Please note:

•	We accept only electronic transfers and checks in U.S. dollars, drawn on U.S. banks when opening new accounts. We do not accept starter checks, cash, cash equivalents, cashier’s checks, travelers checks, money orders, credit cards, debit cards, or third party checks (except for IRA rollover checks). You cannot use a business check to buy shares for a non-business account. If you buy shares by check or electronic transfer, we will delay the payment of redemption proceeds for up to 15 days.

•	Your order to purchase shares must be complete and in good form for the Fund to act on it.

•	A purchase request received after the Fund’s close of business, which corresponds with the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time), is deemed received on the next business day.

Automatic Investment Program

Available for all types of accounts, the Automatic Investment Program allows you to set up regular, automatic purchases of Fund shares directly from your bank account or your paycheck.

[Sidebar – Bulls eye]

If we cannot complete two scheduled investments in a row because of insufficient funds, we may cancel your participation in the Automatic Investment Program.

Verifying your identity

Under the USA PATRIOT Act, all financial institutions must obtain, verify, and record information that identifies each person who applies to open an account. When you open an account to invest in the Fund, we will ask for your name, address, date of birth, tax identification number, and other information that will allow us to identify you. If you do not provide the required information, and we cannot contact you to obtain it, we may not accept your application and will return your initial investment.

After your account is established, the Fund is required to take steps to verify your identity. These actions may include checking your information against various databases. If the Fund is unable to verify your identity from the information you provide, you may be restricted from making purchases, transferring shares, or your account may be closed and the proceeds sent to you. If the account is closed and the proceeds are sent to you, you will receive the next available share price. As a result, your proceeds may be more or less than the amount you paid for your shares and the sale may be a taxable transaction.

Sales and redemption fees

The Fund is a no-load mutual fund. There is no sales charge when you buy shares. There are no deferred sales charges or redemption fees when you sell shares (although you may be charged a fee for a wire), nor any charges on additional purchases or reinvested dividends.

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[Sidebar – Bulls eye]

If you invest in the Fund through an intermediary (such as a personal financial adviser), the intermediary may have different policies and fees that affect your account, either as an individual or in an omnibus account. We suggest you read all materials from the intermediary carefully to understand the policies and fees that may apply.

[Sidebar – Magnifying Glass]

Omnibus Account: A single account held by an investment professional on behalf of many investors.

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How to Manage Your Account

Buying more shares

•	You may buy more shares by using our Web site at www.aarpfunds.com, calling our 24-hour Automated Response System or Shareholder Services at (800) 958-6457, or sending us a request by mail. Funding can be submitted by wire transfer, electronic transfer, or check.

•	Your order to purchase shares must be complete and in good form for the Fund to act on it.

•	A purchase request received after the Fund’s close of business, which corresponds with the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time), is deemed received on the next business day.

BY WIRE TRANSFER

•	Instruct your bank to wire your investment to:

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02120

ABA number 011000028

DDA# 9905-684-8

FBO: AARP Funds

Account number

•	Please include the name of the account owner, tax identification number, account number, Fund name, and name/address of the financial institution wiring the money.

•	On days when the Federal Reserve is closed, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on these holidays.

BY ELECTRONIC TRANSFER

•	If you have established the electronic transfer service on your account, you may:

•	Visit our Web site at www.aarpfunds.com. Select “My Account Access,” log in to your account, and follow the directions.

•	Use our 24-hour Automated Response System by calling (800) 958-6457. Log in to your account and follow the directions.

•	Contact Shareholder Services by calling (800) 958-6457.

•	Your subsequent electronic transfer investments must be at least $25.

•	If you did not establish the electronic transfer service on your new account application, please call Shareholder Services at (800) 958-6457 to obtain a Shareholder Services form, or you may download one on the Web site at www.aarpfunds.com. Select the “Forms and Documents” tab and download the appropriate form.

•	Confirm with your bank or credit union that it is a member of the ACH system.

BY MAIL

•	Detach the bottom of your most recent account statement, or write a letter of instruction that includes the name of the account owner, account number, and Fund name.

•	Enclose a check made out to “AARP Funds” for the amount you want to invest.

•	Send by regular mail or overnight delivery. All requests must be sent to the addresses listed on page 42 of this prospectus.

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CONDITIONS FOR BUYING SHARES

•	We reserve the right to reject any offer to buy shares if doing so is deemed in the best interests of the Fund’s shareholders.

•	We calculate the number of shares you are buying as follows:

Investment amount	=	Number of shares bought
Share price (NAV)

•	We accept only wire transfers, electronic transfers and checks in U.S. dollars, drawn on U.S. banks. We do not accept starter checks, cash, cash equivalents, cashier’s checks, travelers checks, money orders, credit cards, debit cards, or third party checks (except for IRA rollover checks). You cannot use a business check to buy shares for a non-business account.

•	If you buy shares by check or electronic transfer, we will delay the payment of redemption proceeds for up to 15 days.

[Sidebar - Bullseye]

We do not accept requests to hold a transaction for a future date.

Selling shares

•	You may sell shares by using our Web site at www.aarpfunds.com, calling our 24-hour Automated Response System or Shareholder Services at (800) 958-6457, or sending us a request by mail. Proceeds can be sent by check to the address of record, or by wire transfer or electronic transfer, if these methods of transfer have already been established on your account. You may also set up a systematic withdrawal if you would like to receive a regular, periodic check.

•	By signing up for “electronic transactions,” you have a choice as to how your money is sent to your bank account, either as an electronic transfer or wire transfer. With a wire transfer, the funds are received by your bank as “good funds,” but you may incur additional charges. With an electronic transfer, there may be a delay in the accessibility of your funds, but there are no additional charges.

•	If you did not establish the electronic transaction service on your new account application, please call Shareholder Services at (800) 958-6457 to obtain a Shareholder Services form or you may download one on the Web site at www.aarpfunds.com. Select the “Forms and Documents” tab and download the appropriate form.

•	Your order to sell shares must be complete and in good form in order for the Fund to act on it.

•	A redemption request received after the Fund’s close of business, which corresponds with the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time), is deemed received on the next business day.

BY WIRE TRANSFER

•	If you have established the wire transfer service on your account, you may call Shareholder Services at (800) 958-6457 and ask to make a sale with proceeds paid by wire transfer. Give the name of the account owner, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive.

•	We will wire the sale proceeds to the financial institution of record.

•	There is a $5.00 fee per wire. Some recipient banks may also charge a fee.

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BY ELECTRONIC TRANSFER

•	If you have established the electronic transfer service on your account, you may:

•	Visit our Web site at www.aarpfunds.com. Select “My Account Access,” log in to your account, and follow the directions.

•	Use our 24-hour Automated Response System by calling (800) 958-6457. Log in to your account and follow the directions.

•	Contact Shareholder Services by calling (800) 958-6457.

•	Payment of the proceeds will be made to the account previously designated by you at a bank that is a member of the ACH system.

•	Payment of the proceeds will normally be sent on the next business day after receipt of your request.

•	If the proceeds of your sale are sent by electronic transfer, your bank will be notified of the transfer on the day the proceeds are sent, but your bank account may not receive “good funds” for at least one week.

BY TELEPHONE

•	To use our 24-hour Automated Response System, call (800) 958-6457, log into your account, and proceed as instructed. There is a limit of $50,000 per day, per account.

•	You can also call Shareholder Services at (800) 958-6457 and ask to make a sale. Give the name of the account owner, tax identification number, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive (up to a limit of $50,000 for phone orders).

•	We will send a check to the address of record for the account.

BY MAIL

•	Send a letter including the name of the account owner, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive. You are required to include a medallion signature guarantee for amounts over $50,000 and in other specific circumstances (see Conditions for selling shares below). A medallion signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program, and the New York Stock Exchange Medallion Signature Program.

•	All registered owners must sign.

•	Proceeds can be sent by regular mail or overnight delivery (overnight delivery charges will be deducted from the redemption proceeds).

•	Checks will be sent to the address of record.

•	All requests must be sent to the address listed on page 42 of this prospectus.

[Sidebar – Magnifying Glass]

Medallion signature: A stamp or seal from an approved financial institution that guarantees your signature is authentic.

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TO SET UP A SYSTEMATIC WITHDRAWAL

•	You can establish a systematic withdrawal by completing the appropriate sections of the Shareholder Services form. To obtain a form, please call Shareholder Services at (800) 958-6457, or you may download one on the Web site at www.aarpfunds.com. Select the “Forms and Documents” tab and download the appropriate form. All registered owners must sign.

•	Send by regular mail. All requests must be sent to the address listed on page 42 of this prospectus.

•	We will either send a check to the address of record or wire the proceeds to your bank account as instructed at each requested time.

CONDITIONS FOR SELLING SHARES

•	We may take up to seven days to send your sale proceeds.

•	To receive proceeds by wire transfer or electronic transfer, you must have established this feature on your account before initiating the redemption.

•	If you buy shares using a check or electronic transfer and then sell them soon afterwards, we may delay payment of the redemption proceeds for up to 15 days after the purchase date.

•	For sales over $50,000, we require a medallion signature guarantee as additional security to protect your account from fraud. We also require a medallion signature guarantee in the following circumstances:

•	You want the sale proceeds sent to an address or bank that is not the address or bank of record for the account, or that has been changed as the address or bank of record within the last 30 days.

•	You want the sale proceeds made payable to someone who is not an owner of the account.

•	You want to receive the sale proceeds by wire transfer or electronic transfer, but this account privilege was not yet activated.

•	You want to receive the sale proceeds by wire transfer or electronic transfer into an account that is not listed as the account of record for transfers.

[Sidebar - Bullseye]

A notary public cannot provide a medallion signature guarantee.

Exchanging shares

If you own shares of an AARP Fund, you may exchange shares of the Fund for shares of any other AARP Fund at no charge.

In an exchange, you are actually selling shares in one fund and buying shares in another, so there may be a capital gain or loss that affects your taxes.

Please note: The name of the account owner(s) and tax identification number must be the same on the two accounts.

TO EXCHANGE SHARES ON-LINE

•	Visit www.aarpfunds.com. Select “My Account Access,” log in to your account, and follow the directions.

•	Process your exchange and confirm your transaction.

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TO EXCHANGE SHARES BY TELEPHONE

•	To use our 24-hour Automated Response System, call (800) 958-6457, log into your account, and proceed as instructed.

•	You can also call Shareholder Services at (800) 958-6457 and ask to make an exchange. Give the name of the account owner, tax identification number, account numbers, and the amount you want to exchange, noted either as a number of shares or a dollar amount.

Restrictions on excessive trading

Some investors engage in excessive trading called market timing where they try to predict future market directions and quickly buy and sell to capture short term profits. Others may simply buy and sell repeatedly over short periods of time, another form of excessive trading. The Board of Trustees of AARP Funds has adopted policies and procedures designed to address and monitor the excessive trading of Fund shares by shareholders.

Whatever its purpose, excessive trading is at odds with the mission of AARP Funds to provide funds that meet the needs of investors with mid- to long-term investment goals. Excessive trading interferes with AARP Financial’s ability to manage the Fund efficiently, and would increase costs to all investors.

Do not invest in the Fund if you engage in excessive trading or market timing. AARP Funds do not accommodate excessive trading. Although AARP Funds cannot guarantee that they will prevent excessive trading in all circumstances, they do take precautions to detect and discourage it. The Fund reserves the right to reject or restrict, without prior notice, any offer to buy or exchange shares or to use any redemption or exchange privilege, such as the internet or telephone exchange privilege. Although the Fund will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonable to do so, the suspension or termination may be effective immediately, preventing any uncompleted exchange.

It is especially difficult to monitor for excessive trading within omnibus accounts. These are accounts that an intermediary holds on behalf of multiple, individual clients. All the individual orders are merged into a small number of orders, so the trading activity of those individuals is hidden from the Fund’s view. While AARP Funds cannot always track an individual’s trading within an omnibus account, they can monitor the trading of the omnibus accounts, and if they detect possible excessive trading, they will ask the intermediary to investigate and take appropriate action to stop the excessive trading if necessary. This may include restricting a client in the omnibus account from buying additional shares.

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Shareholder Services

How we communicate with you

We will send you the following types of regular account statements to keep you informed about your investment:

•	Transaction confirmations to verify your purchases or sales.

•	Quarterly and annual account statements to review the value and performance of your investments, recap all transaction activity for the period, and report dividends, payment of capital gains, and sale proceeds.

•	Annual and semi-annual reports that include the Fund’s financial statements and a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance.

[Sidebar - Bullseye]

If you have more than one account with the same address, or share an address with other investors that have an account, we may send one copy of a prospectus, annual report, and other similar documents to that address. This process, called “householding,” will continue indefinitely unless you tell us otherwise. If you wish to receive your own documents, please call Shareholder Services at (800) 958-6457.

[Sidebar – Magnifying Glass]

Dividends: Money that is paid by companies to the investors who own their stock.

How you can communicate with us

Telephone

Call (800) 958-6457 weekdays from 8:00 a.m. to 6:00 p.m. Eastern time, to speak directly with a courteous, knowledgeable representative.

The following prompt choices are available when you dial the number above:

AARP Financial Center Investment Counselors are available to answer investment related questions you may have.

Shareholder Services representatives can handle any account related questions or transactions.

Automated Response System is available 24 hours a day, 7 days a week to handle a wide range of account functions (as shown on the right).

AARP Financial Center Investment Counselors

•      Speak with specially trained representatives to help you identify your goals, determine if you’re on track financially for retirement, and decide if the Fund is right for you.

Shareholder Services representatives or our 24-hour Automated Response System

•      Receive general account information and service from our Shareholder Services representatives

•      Exchange shares

•      Initiate an electronic transfer to buy or sell shares

•      Order duplicate statements

•      Check your account balance or share prices.

•      Change your address of record (not available via Automated Response System)

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Mail AARP Funds P.O. Box 8035 Boston, MA 02266-8035 Overnight delivery AARP Funds c/o BFDS 66 Brooks Drive Braintree, MA 02184

•      Request to buy, sell or exchange shares in writing

•      Change the name on your account

•      Add a seasonal mailing address

•      Add banking information to your account

•      Add or change an Automatic Investment Program

•      Add or change payroll deduction

Web site www.aarpfunds.com

•      Open an account

•      Get a prospectus or fund report

•      Buy, sell or exchange shares

•      View your account balance and share price

•      Change your mailing address

•      Order duplicate statements or copies of your tax forms

•      Get forms to accomplish a variety of tasks

[Sidebar - Bullseye]

Multiple account owners

If your account has more than one account owner or person authorized to make transactions for the account, we will accept telephone or online instructions from any of them.

[Sidebar - Bullseye]

Unusual circumstances

If you have difficulty contacting us by phone or online, you can always send us your transaction request by regular mail or overnight delivery. All requests must be sent to the address listed on page 42 of this prospectus.

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Distributions and Taxes

About mutual fund distributions

Mutual funds earn current income as dividends and interest from the securities they hold. They may also realize capital gains if they sell securities at a price higher than they originally paid for them. By law, each year mutual funds must distribute, or pay out, at least 90% of their income and net capital gains to investors who, in turn, pay any required taxes on the distributions they receive.

Timing of distributions

The Fund generally pays capital gains distributions (if any) in December. The amount may vary considerably from year-to-year based on normal investment activity.

The Fund declares and pays any dividends monthly.

Options for receiving distributions

You may tell us to pay your distributions in cash or to invest them automatically in more shares of the Fund (known as dividend reinvestment). Either way, you must pay tax on them. If you do not tell us how you want your distributions paid, your distributions will be automatically reinvested in more shares of the Fund.

If we mail a distribution check to your address of record and it is returned to us because of an invalid address, we will automatically reinvest all future distributions until you provide us with the correct address.

[Sidebar - Bullseye]

Please cash distribution checks promptly. We do not pay interest on uncashed checks.

[Sidebar – Magnifying Glass]

Dividend reinvestment: Using your dividends to buy additional shares of a stock or mutual fund, instead of taking the money as a cash payment.

Tax consequences of distributions

Please consult your tax advisor for detailed information on the tax consequences of investing in the Fund, including the following issues:

•	Your tax consequences differ if you have invested in the Fund through a regular account or through a tax-deferred IRA.

•	Depending on how long the Fund holds securities before selling them, the distributions will be classified as either short-term or long-term capital gains or losses. Distributions from net short-term capital gains will generally be taxed as ordinary income. Because different tax rates apply, the Fund will supply information on whether distributions are treated as ordinary income and/or long-term capital gains for tax purposes.

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•	No matter how long you have held shares in the Fund, you will receive distributions when they are paid and owe taxes on them. It is generally wise not to buy shares shortly before a distribution is paid. By waiting until just after the distribution is paid, you will reduce your tax burden for that year.

BACKUP WITHHOLDING

You must certify that you have provided the Fund with your correct Social Security or tax identification number, and that you are not subject to backup withholding. If you do not provide this information and certify that it is correct, we are required by law to withhold 28% of all taxable distributions, sales, and exchanges from your account. State and local taxes may apply, as well as federal income tax.

Tax on transactions

Just as the Fund realizes capital gains when securities are sold at a higher price than originally paid, you may realize a capital gain on your own transactions. That is, if you sell or exchange shares of the Fund at a higher price than you paid, you will owe taxes on the resulting capital gain. Of course, the reverse is true as well: if you sell or exchange shares at a loss, you may deduct the loss on your tax return, subject to certain limitations under the tax laws.

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Additional Information

How the share price is calculated

The price at which you buy or sell shares is called net asset value, “NAV.” The NAV for the Fund’s shares is calculated every business day as of the close of regular trading on the New York Stock Exchange, “NYSE,” normally, 4:00 p.m. Eastern time. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on these holidays.

The NAV for the Fund’s shares is calculated this way:

Net assets (which are total assets – liabilities)      =     NAV per share

Number	of shares outstanding

The underlying funds calculate their share price in exactly the same way—at NAV. Of course, the Fund’s assets consist entirely of investments in underlying funds . Therefore, the Fund will calculate its share price using the NAV per share of the underlying funds to value the Fund’s investments.

To determine the value of the net assets of the underlying funds, bonds held in the underlying funds generally are valued using quotes from bond dealers or bond pricing services. Stocks held in an underlying fund generally are valued at their market price on the primary exchange where they are traded.

If the price for a specific bond or stock held by an underlying fund is not readily available, the underlying fund will determine a fair value, using a method approved by the Board of Trustees of the underlying fund. For example, an underlying fund might need to determine the fair value of an investment if something occurs in the market that would affect pricing after trading is closed for the day, but before 4:00 p.m. Eastern time, when NAV is calculated. This occurs most frequently with international investments, which may trade on markets that close many hours earlier.

When an underlying fund uses the fair value method, it is possible that the price the underlying fund uses for a specific bond or stock may differ from the market price or quote, when it is next available. It is also possible that the Fund’s NAV may differ from the NAV that would be calculated if the underlying fund had used the last reported price for the particular investment. Since fair valuation is a judgment, there can be no assurance that the value given a particular security is accurate.

[Sidebar – Magnifying Glass]

Fair value: A reasonable price for a security that buyers and sellers would accept in the market where the security usually trades.

The effect of timing on share prices

On any business day, if the Fund receives your request to buy, sell, or exchange shares before closing time on the NYSE, the Fund will use that day’s NAV as the price for your transaction. If the Fund receives your request after closing time, the Fund will use the next business day’s NAV for your transaction.

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Any time we require additional information before we can complete a transaction you requested, we will use the NAV as of the business day we receive the required information for your transaction.

Turnover rate

All mutual funds are required to report their turnover rate, which is simply the portion of the Fund’s investments that were bought and sold in one year. For example, if a fund holds 50 bonds and 40 of them are sold within the year to buy new bonds, the turnover rate is 80%. The Fund does not have a meaningful turnover rate given that it invests in the underlying funds. AARP Financial anticipates that the Fund will have a turnover rate of less than 100%.

A higher turnover rate (over 100%) usually means higher costs for a fund for two reasons:

•	The fund incurs expenses for buying and selling, which are shared by all investors in the fund.

•	It’s more likely that the fund is generating capital gains, on which investors must pay tax.

Not responsible for fraud

For your security, the Fund takes precautions to ensure that all orders received are from a person authorized to make transactions on the account, whether those orders are placed in writing, by telephone, on the Fund’s Web site, or through the Automated Response System. For instance, callers must verify personal identification information, and calls may be recorded. The Fund is not responsible for fraud if it has taken reasonable precautions. The only way to be certain you are protecting your account from fraudulent telephone orders is to decline telephone privileges on your account application. If you make transactions online, be sure to safeguard your user name and password, and use security programs to protect your computer.

Portfolio holdings

You will find a listing of the holdings in the Fund within 60 days as of the end of each calendar quarter on our Web site at www.aarpfunds.com. The Fund (and the underlying funds) are required by SEC regulations to report portfolio holdings 60 days after each fiscal quarter. The holdings of the Fund will be posted on the Web site after the Fund has filed the required information with the SEC. Please consult the Statement of Additional Information for more information on how we handle the disclosure of portfolio holdings.

[Sidebar – Magnifying Glass]

SEC: The Securities and Exchange Commission. A federal agency that is the regulator for the federal securities laws, such as the Securities Act of 1933 and the Investment Company Act of 1940.

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Right to change policies

There are some decisions about the Fund that require shareholder approval, as noted in this prospectus or the Fund’s Statement of Additional Information. Unless noted in this way, the Fund has the right to change any of its investment objectives, investment strategies, or restrictions (as well as any other policies) without shareholder approval or prior notice.

AARP Funds may also change account requirements as follows, without prior notice to shareholders, when it believes it is in the best interest of the Fund.

•	Add, change, or discontinue conditions for account service, account privileges, or buying shares.

•	Accept initial investment by telephone.

•	Freeze an account when there is a dispute between account owners, or when the Fund believes a transaction is fraudulent.

•	Redeem an account (sell all its shares) without the owners’ permission when the Fund believes there has been fraudulent or illegal activity.

•	Change and introduce any fees.

These changes may affect all investors of the Fund, or only certain groups.

[Sidebar - Bullseye]

To learn more

You can get more information about the Fund or AARP Funds in any of these ways:

•	Call the AARP Financial Center at (800) 958-6457 and choose to speak with an investment counselor.

•	Visit our website at www.aarpfunds.com.

•	You can also find more information about the Fund’s investment strategies, policies, risks, and management in the Statement of Additional Information, which is available free of charge by following the directions on page 42 of this prospectus.

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Glossary

AARP Financial:	AARP Financial, the Fund’s investment adviser and administrator.

AARP Funds:	The entity housing the Fund offered by this prospectus.

AARP Portfolios:	The entity housing the Bond Portfolio.

ALPS Distributors, Inc.:	ALPS Distributors, Inc. is the Fund’s distributor.

Asset-backed security:	A security that pools loans, like credit card, auto or home equity loans, or other payment flows. Principal and interest payments are collected and passed through to investors.

Bond Portfolio:	U.S. Bond Market Portfolio, a series of AARP Portfolios.

Bonds:	Investments that pay interest (often a fixed amount) to investors. They are typically issued by a corporation, government or government agency. Essentially, bondholders have an IOU from the issuer, but no corporate ownership privileges, as stockholders do. Bonds are also called debt or fixed income securities.

Business day:	Every day the New York Stock Exchange is open for business. The New York Stock Exchange is normally open for business every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may suspend redemptions or postpone payment dates on days when the New York Stock Exchange is closed (other than weekends and holidays), when trading is restricted or as otherwise permitted by the SEC. If the New York Stock Exchange closes early, the Fund will calculate its net asset value as of the time the New York Stock Exchange closes.

Current income:	Money that is paid out to investors, such as bond interest.

Dividends:	Money that is paid by companies to the investors who own their stock.

Dividend reinvestment:	Using your dividends to buy additional shares of a mutual fund, instead of taking the money as a cash payment.

Fair value:	A reasonable price for a security that buyers and sellers would accept in the market where the security usually trades.

Fund:	AARP Income Fund, a series of AARP Funds.

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Good form:	A purchase, exchange or redemption order is in “good form” when the Fund, or its agent, receives all required information, including properly completed and signed documents.

Indexing:	A style of investing that tries to match as closely as possible the returns of an index by investing in all—or a sample of—the securities in an index. An index is a group of securities representing a stock or bond market or a portion of it. But keep in mind, since an index is merely a list of securities, its returns don’t reflect the real world costs of buying and selling securities and managing an index fund.

Interest:	Money paid by a bond issuer to investors who, in effect, loaned the issuer money by buying its bonds.

Market price:	The last reported price of a security on the market where it is bought and sold.

Medallion signature:	A stamp or seal from an approved financial institution that guarantees your signature is authentic.

Mortgage-backed security:	A security that pools mortgages. Principal and interest payments on the mortgages are collected and passed through to investors.

Net asset value, “NAV”:	The price of a single share of a mutual fund. It is calculated daily by adding the value of all the fund’s assets, subtracting the fund’s liabilities, and dividing that by the total number of fund shares.

Omnibus account:	A single account held by an investment professional on behalf of many investors.

SEC:	The Securities and Exchange Commission.

SSgA FM:	SSgA Funds Management, Inc., the Fund’s and Bond Portfolio’s sub-adviser (as well as the investment adviser to the Money Market Portfolio).

State Street:	State Street Bank and Trust Company, the Fund’s sub-administrator, custodian, and transfer agent.

State Street Money Market Portfolio:	A money market fund that is a series of a separately registered investment company called the State Street Master Funds.

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Total return:	The total gain or loss of a mutual fund, including all dividends, interest and capital gains. It is expressed as a percentage of the original investment, and reflects the reinvestment of dividends and interest.

Tracking error:	The amount the performance of an index fund differs from the index it tries to match.

Yield:	Income (interest or dividends) earned by an investment, expressed as a percentage of an investment’s price.

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PRIVACY POLICY NOTICE

This privacy policy notice summarizes how AARP Funds (“we” or “us”) plans to protect our customers’ (“you”) nonpublic personal information (“Information”).

Our commitment to safeguarding your privacy

We value the trust of our customers and continue to recognize the importance of holding your Information as confidential.

We will do our best to use your Information responsibly in order to protect you from fraud, and comply with legal obligations.

We will require companies with which we do business to use any Information we provide appropriately and to safeguard the confidentiality of such Information.

We collect the following categories of Information about you

We collect Information about you from the following sources:

•	information we receive from you on applications or other forms, on our website or through other means;

•	information we receive from your transactions, correspondence and other communications with us; and

•	information we receive from you in connection with providing you a financial product or service.

We disclose the following categories of Information about you

We do not disclose any Information about you or any former shareholder to anyone, except as required or permitted by law. Information may be shared within AARP Financial Incorporated and its affiliates, AARP and AARP Services, Inc.

We may disclose Information about you or any former customer to the following types of third parties:

•	financial service providers that assist us in maintaining or servicing your accounts, such as securities broker-dealers, the distributor of any funds for which AARP Financial Incorporated provides investment advisory services, and the transfer agent;

•	non-financial companies, such as service providers that fulfill information requests; and

•	others, such as joint account holders and those with whom you have consented to our sharing your Information.

We may also disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements, except as otherwise prohibited by federal or state law. We may disclose all of the Information we collect to non-affiliated third parties that provide administrative and other services on our behalf, such as, among others, printing, mailing, and other services that are typically provided to funds.

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Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information. We will protect against anticipated threats or hazards to the security of the Information we receive from a consumer reporting agency as well as against unauthorized use of this Information. When disposing of any Information, we will take reasonable measures to protect against unauthorized access or use of the Information.

Investors purchasing or owning interests through their bank, broker, or other financial institution should consult that financial institution’s privacy policies.

This description of the privacy policy is not part of the prospectus.

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For More Information

If you would like more information about the Fund, you may request free copies of the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Each report to shareholders includes financial statements and a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance. The annual report to shareholders also has a report of the Funds’ auditors.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more detailed information about the Fund.

The Fund’s annual and semi-annual reports to shareholders (once the Fund has been in existence for long enough to have such reports) and the SAI are incorporated by reference into (and are legally a part of) this prospectus.

To request a free copy of the latest annual or semi-annual report to shareholders (once available), the SAI, or other information about the Fund or your account, please contact us:

By regular mail:	AARP Funds PO Box 8035 Boston, MA 02266-8035

By overnight mail:	AARP Funds c/o BFDS 66 Brooks Drive Braintree, MA 02184

By phone:	(800) 958-6457

By e-mail:	info@aarpfunds.com

Online:	www.aarpfunds.com

You can also review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at (202) 551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Investment Company File No. 811-21825

© 2006 AARP Funds. All rights reserved.

ALPS Distributors, Inc., Distributor.

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AARP FUNDS

AARP Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2006

This Statement of Additional Information – or “SAI”:

•	provides more information about the AARP Income Fund, referred to throughout this document as the “Fund”;

•	has been filed with the Securities and Exchange Commission, or “SEC”;

•	is not a prospectus;

•	should be read with the prospectus for the Fund dated September 29, 2006 and any amendments to the prospectus (collectively, the “prospectus”); and

•	is incorporated by reference, which means the SAI is legally part of the prospectus.

Investors should read the prospectus before making any investment in the Fund.

A copy of the prospectus and the annual and semi-annual reports to shareholders of the Fund, when available, may be obtained free of charge by calling the Fund at 1-800-958-6457 or visiting www.aarpfunds.com.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the prospectus in connection with the offering made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor.

SUMMARY

This SAI provides more information about AARP Funds, the “Trust,” and the Fund.

The Fund is an open-end management investment company that invests at least 75% of its assets in the U.S. Bond Market Portfolio, the “Bond Portfolio,” a series of AARP Portfolios, a separately registered open-end management investment company. The Fund also may invest up to 25% of its assets in other underlying funds holding money market instruments, inflation-indexed securities, government and corporate bonds of foreign countries, real estate investment trusts, stocks that pay high dividends, and high-yield bonds. However, the Fund will limit its exposure to high-yield bonds to no more than 10% of the Fund’s assets. The Fund invests in underlying funds in reliance on section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“Investment Company Act”) and the exemptive rules thereunder.

This SAI and the prospectus are not an offer to sell shares of the Bond Portfolio or the other underlying funds.

The Trust is supervised by a board of trustees, the “Board.” The Board is responsible for representing the interests of the Fund and its shareholders. The Board meets periodically throughout the year to oversee the Fund’s activities. The Board consists of four “independent trustees” and one trustee who is affiliated with the investment adviser to the Fund. Trustees who are not “interested persons” of the Fund, as defined in Section 2(a)(19) of the Investment Company Act are called “independent trustees.” Generally, a trustee qualifies as an independent trustee if he or she is free of conflicts of interest that arise as a result of his or her business or familial relationships to certain entities or individuals who do business with the Fund.

This SAI includes:

•	biographical information regarding the trustees and executive officers of the Trust;

•	descriptions of the responsibilities of the committees of the Board; and

•	information about trustee compensation and share ownership.

The Trust, on behalf of the Fund, has engaged a variety of entities to provide services to the Fund. The chart below includes:

•	the identity of each service provider;

•	the service provider’s address; and

•	a brief description of the services provided to the Fund.

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated, “AARP Financial” or “Adviser” Two Highwood Drive, 2nd Floor Tewksbury, MA 01876	Adviser to the Fund and the Bond Portfolio. The Adviser is responsible for overall management of the assets of the Fund, including the allocation of the Fund’s assets among the underlying funds, and periodically rebalancing the Fund.

SSgA Funds Management, Inc. (“SSgA FM” or “Sub-Adviser”) One Lincoln Street Boston, MA 02111-2900	Sub-Adviser to the Fund and the Bond Portfolio. The Sub-Adviser provides advice regarding asset allocation to AARP Financial for the Fund, rebalances the Fund under the direction of AARP Financial, and manages the day-to-day investment of the Bond Portfolio’s assets. SSgA FM is also the investment adviser to the State Street Money Market Portfolio.

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated, “AARP Financial” or “Administrator” Two Highwood Drive, 2nd Floor Tewksbury MA 01876

Administrator for the Fund. The Administrator undertakes numerous administrative functions for the Fund, including

•      monitoring and coordinating the activities of each of the other service providers;

•      providing treasury services;

•      preparing legal documents, such as updating the prospectus and SAI; and

•      providing administrative tax services.

The Administrator may delegate administrative duties to the Sub-Administrator.

State Street Bank and Trust Company, “Sub-Administrator” 2 Avenue de Lafayette, 4th Fl. Boston MA 02111	Sub-Administrator for the Fund. The Sub-Administrator undertakes administrative services delegated to it by the Administrator.

ALPS Distributors, Inc., “Distributor” 1625 Broadway, Suite 2200 Denver, CO 80202	Distributor for the Fund. The Distributor is responsible for the marketing and sales of the Fund’s shares.

State Street Bank and Trust Company, “Custodian” John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Custodian of the Fund’s assets. The Custodian is generally responsible for the following activities:

•      safekeeping the assets of the Fund;

•      settling securities transactions;

•      receiving dividends and interest;

•      paying Fund expenses; and

•      handling other related activities.

State Street Bank and Trust Company, “Transfer Agent” One Lincoln Street Boston, MA 02111-2900

Transfer Agent for the Fund’s shares. The Transfer Agent generally undertakes the following responsibilities:

•      maintaining the Fund’s shareholder accounts;

•      making changes in those accounts to reflect purchases, sales and exchanges of the Fund’s shares; and

•      sending information to the Fund’s shareholders such as copies of prospectuses.

KPMG LLP 99 High Street Boston, MA 02110	KPMG LLP serves as the independent registered public accounting firm for the Fund.

MANAGEMENT OF THE TRUST

Trustees and Officers. The table below includes information about the trustees and officers of the Trust, including their:

•	business addresses;

•	ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter C. Clapman 3 Valley Road Scarsdale, NY 10583 Age:70	Chairman of the Board and Trustee since 2005	Consultant, governance advisory services (July 2005 – present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005 – present); Executive Director, Pace Law School (director education) (April 2005 – present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972 – July 2005).	8	Director, National Association of Corporate Directors (non-profit private director education) (January 2005 – present).

Richard M. Reilly 15 Whittier Road Needham, MA 02492 Age: 68	Trustee since 2006	Self-Employed Consultant (November 2002 – present); Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001 – November 2002); President, Allmerica Financial Services (investments/insurance) (1995 – November 2001).	8	Trustee, Allmerica Investment Trust (investment company) (1990 – November 2002); Trustee, Allmerica Securities Trust (1990 – November 2002).

Ellen B. Safir, CFA 7272 Wisconsin Avenue Bethesda, MD 20814 Age: 62	Trustee since 2006	Chief Executive Officer, New Century Advisors, LLC (registered investment adviser) (2002 – present); Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986 – 2002).	8	None.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Lynn E. Turner 10901 West 120th Suite 335 Broomfield, CO 80021 Age: 54	Trustee since 2005	Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003 – present); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003 – present); Professor, Colorado State University (August 2001 – June 2003); Chief Accountant, Securities and Exchange Commission (July 1998 – August 2001).	8	None.
Interested Trustee

Dawn M. Sweeney(3) 650 F Street, N.W. Washington, DC 20004 Age: 47	Trustee since 2005	President, AARP Services, Inc. (August 2002 – present); Associate Executive Director, Membership, AARP (December 1999 – August 2002).	8	None.

(1)	Each trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.
(2)	The “Fund Complex” consists of the Fund discussed in this SAI, four other series of the Trust, (the “Funds,”) and three series of AARP Portfolios, which are not offered in this SAI.
(3)	Ms. Sweeney is considered an interested trustee due to her positions as director of AARP Financial and President of AARP Services, Inc., the parent of AARP Financial.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years
Larry C. Renfro c/o AARP Financial Incorporated Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 52	President

President, AARP Financial (October 2005 - present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005);

Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).

Richard Hisey c/o AARP Financial Incorporated Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 47	Treasurer	Chief Investment Officer, AARP Financial (May 2006 – Present); Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005-2006); Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002-2005); Senior Vice President, The Bank of New York (2000-2002); various positions, Lexington Global Asset Managers, Inc. (1986-2000).

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years
Leilani Sanders Hall, CFA 650 F Street, N.W. Washington, DC 20004 Age: 55	Vice President and Chief Compliance Officer	Chief Compliance Officer, AARP Financial (November 2005 – present); Senior Special Adviser and examiner, U.S. Securities & Exchange Commission (October 2003 – September 2005); Self-Employed Consultant (January 2002 – October 2003); Senior Vice President, The Pioneer Group, Inc. (investment management) (March 1995 – January 2002).

Nancy M. Smith 650 F Street, N.W. Washington, DC 20004 Age: 50	Secretary	Vice President, Investment Services, AARP Financial (October 2005 – Present); Vice President, Investment Services, AARP Services, Inc. (August 2005 – October 2005); Self-Employed Consultant (February 2002 – July 2005); Vice President Web Content, FOLIOfn (financial services, broker-dealer) (October 1999 – February 2002).

Julie A. Tedesco State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 48	Assistant Secretary	Vice President and Senior Counsel of State Street Bank and Trust Company (2000 - present).

Thresa Dewar State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 51	Assistant Treasurer	Vice President – Fund Administration of State Street Bank and Trust Company (1997 - present).

(1)	Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Trust.

Mr. Reilly’s daughter is an associate of a law firm that has acted as legal counsel for an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM and/or for an officer of an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM. That law firm provided legal advice to such entity and/or such officer during the two year period ended March 31, 2006. However, Mr. Reilly’s daughter did not work on those matters. Billings for such matters for the seven months ended July 31, 2006, have been less than $500,000, representing a very small percentage of the law firm’s total billings for that period.

Ms. Safir’s husband is a partner of a law firm that has acted as legal counsel for the Sub-Adviser or an entity that directly or indirectly controls, is controlled by or is under common control with the Sub-Adviser. That law firm provided general corporate, employment and prescription drug benefit advice to such entities during the two year period ended March 31, 2006. However, Ms. Safir’s husband did not work on those matters and billings for such matters for the two years ended March 31, 2006, have been less than $400,000, representing a very small percentage of the law firm’s total billings for that two year period.

Standing Committees of the Board. The Board currently has four standing committees: (1) an Audit Committee; (2) a Nominating and Governance Committee; (3) an Operations Committee; and (4) an Investment Management Oversight Committee. Currently, each independent trustee serves on the Audit Committee and the Nominating and Governance Committee and all of the Trustees serve on the Operations Committee and the Investment Management Oversight Committee. Each committee has adopted a written charter setting forth its duties and responsibilities. The only Committee meetings held during the fiscal year ended June 30, 2006 were meetings of the Nominating and Governance Committee and the Audit Committee on March 19, 2006.

Audit Committee. Mr. Turner serves as the Chairman of the Audit Committee. The Audit Committee normally meets at least twice a year and, among other matters:

•	oversees the accounting, auditing and financial reporting processes of the Fund;

•	hires (and fires, if needed) the Fund’s independent registered public accounting firm;

•	pre-approves all audit, audit-related and non-audit services to be provided by the independent registered public accounting firm to the Fund and certain affiliates of the Fund;

•	reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Fund;

•	receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•	considers all critical accounting policies and practices to be used by the Fund and any proposed alternative treatments; and

•	investigates any improprieties or suspected improprieties in the operations of the Fund.

Nominating and Governance Committee. Mr. Clapman serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee will meet periodically or as necessary in connection with any vacancy on or addition to the Board, and otherwise from time to time as it deems appropriate to perform its responsibilities and, among other matters:

•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•	reviews and makes recommendations to the Board regarding independent trustee compensation;

•	undertakes to coordinate and facilitate annual evaluations of the Board and Board committees and recommends improvements, as appropriate;

•	reviews, discusses and makes recommendations to the Board relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Trust and the Fund and overseeing the management of the Fund; and

•	addresses any Board vacancies.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•	identify and evaluate potential candidates to fill the vacancy;

•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•	recommend to the Board a nominee to fill any vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an interested trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser.

Eligible shareholders (or groups of shareholders) may submit the names of potential nominees for the Nominating and Governance Committee’s consideration. Each eligible shareholder (or group of shareholders) may submit no more than one nominee each calendar year and may not submit the same nominee twice. In order for the Nominating and Governance Committee to consider shareholder submissions, the proposed nominee must satisfy the requirements specified in the nominating committee charter, which is available on the Fund’s website at www.aarpfunds.com.

Operations Committee. Mr. Reilly serves as the Chairman of the Operations Committee. The Operations Committee meets as it deems appropriate to perform its responsibilities and assists the Board by considering issues of importance to the efficient and orderly operations of the Trust. In carrying out this purpose, the committee, as it deems necessary or appropriate, considers operational issues regarding the Trust and the relationship between the Trust and its service providers. Examples of matters that may come within the purview of this committee include:

•	review of periodic reports of the Trust’s Chief Compliance Officer concerning the compliance programs of the Trust and its service providers and other reports deemed useful to the Operations Committee in its oversight of the operation of the Trust;

•	matters regarding the level and quality of the services provided to the Trust and its shareholders by service providers; and

•	contingency plans established to ensure the continuity of the Trust and the necessary operations of the Trust’s service providers in the event of a natural disaster, act of terrorism or otherwise.

Investment Management Oversight Committee. Ms. Safir serves as the Chairperson of the Investment Management Oversight Committee. The Investment Management Oversight Committee meets as it deems appropriate to perform its responsibilities and oversees and evaluates the nature and quality of the investment services provided to the Trust by its investment advisers. In carrying out this purpose, the committee, as it deems necessary and appropriate, oversees and evaluates:

•	the nature, scope and sufficiency of the investment advisory services being provided to the Trust by its investment adviser;

•	the adequacy of the investment and other relevant personnel of the investment advisers; and

•	the investment performance of the Trust, including its adherence to its stated investment objectives, investment policies and strategies, yields, factors that materially affected the performance of the Trust during the period under review, comparisons of the performance of peer groups and relevant indices, performance rankings, portfolio composition and characteristics, portfolio turnover, and the execution of portfolio transactions.

Management Ownership of the Fund. The following table sets forth, for each trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds in the Fund Complex overseen by each trustee as of December 31, 2005.

	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Peter C. Clapman	None	None
Richard M. Reilly**	None	None
Ellen B. Safir**	None	None
Lynn E. Turner	None	None
Interested Trustee
Dawn M. Sweeney	None	None***

*	The Funds (other than the Fund and the AARP Money Market Fund) and the series of the AARP Portfolios commenced operations on December 30, 2005. As of December 31, 2005, the family of investment companies consisted of three Funds and three AARP Portfolios.

**	Richard M. Reilly and Ellen B. Safir became trustees of the Trust on January 11, 2006.

***	As of August 31, 2006, the aggregate dollar range of Ms. Sweeney’s investments in all funds in the Fund Complex was $10,001 - $50,000.

Prior to the date of this SAI, the Fund had not commenced operations and, consequently, the trustees and officers of the Trust, as a group, owned less than 1% of outstanding shares of the Fund.

Compensation of Board Members. Independent trustees received the following compensation for their services to the Fund Complex prior to March 19, 2006:

Retainer	$40,000 per year
Attendance at In-Person Board Meetings	$1,000 per day
Attendance at Telephonic Board Meetings	$250 per meeting
Attendance at Committee Meetings	$1,000 per day

Commencing March 19, 2006, the compensation of each independent trustee from the Fund Complex consists solely of an annual retainer of $40,000.

Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings. Interested trustees do not receive any compensation from the Fund for their service on the Board.

The following table summarizes the compensation for the trustees of the Trust, including committee fees, for the 12-month period ending June 30, 2006.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
Peter C. Clapman	$16,125	N/A	N/A	$32,250
Richard M. Reilly(2)	10,500	N/A	N/A	21,000
Ellen B. Safir(2)	10,500	N/A	N/A	21,000
Lynn E. Turner	16,125	N/A	N/A	32,250
Interested Trustee
Dawn M. Sweeney	0	N/A	N/A	0

(1)	As of June 30, 2006, there were two investment companies (the Trust and AARP Portfolios) and seven Funds in the Fund Complex. As of June 30, 2006, the Fund had not commenced operations. The AARP Money Market Fund commenced operations on June 30, 2006. The other series of AARP Funds commenced operations on December 30, 2005.
(2)	Richard M. Reilly and Ellen B. Safir became trustees of the Trust on January 11, 2006.

SERVICE PROVIDERS

This section provides some information about the service providers to the Fund and, since the Bond Portfolio is such a significant investment for the Fund, the Bond Portfolio. Other underlying funds may retain (and compensate) these or other service providers.

Advisory Services

The Trust

Adviser for the Fund. The Trust has hired AARP Financial to serve as investment adviser to the Fund. The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to the Fund.

Adviser	AARP Financial Incorporated

Agreement	Investment Advisory Agreement between the Adviser and the Trust, dated December 23, 2005, as amended to add the Fund on September 29, 2006, the “Advisory Agreement.”

Fees	For its services to the Fund, the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.01% of the Fund’s average daily net assets.

The Advisory Agreement was approved by the Trust’s Board, with respect to the Fund, on July 28, 2006. The Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Fund.

The Adviser’s responsibilities under the Advisory Agreement include:

•	providing the Fund with ongoing investment guidance;

•	providing policy direction to the Fund; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Fund’s investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the Fund, the primary responsibilities of the Adviser are to consider and make decisions regarding how best to allocate the assets of the Fund among the underlying funds and any other Fund investments.

Under the Advisory Agreement, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement. Pursuant to this authority, the Adviser has delegated to SSgA FM responsibility for making recommendations to the Adviser as to how best to allocate the assets of the Fund among the underlying funds and any other Fund investments and periodically rebalancing the assets of the Fund.

The Adviser has also entered into a Fee Waiver and Expense Reimbursement Agreement with the Trust, on behalf of the Fund. The Adviser has agreed to waive its fees and/or reimburse expenses of the Fund (which includes the Fund’s share of the underlying funds’ fees and expenses) to the extent necessary to limit the Net Annual Operating Expenses of the Fund and the underlying funds combined (excluding interest, taxes, and extraordinary expenses) to 0.50% of average daily net assets of the Fund through November 1, 2007.

Since the Fund has no operating history to date, no amounts have been paid to the Adviser for services rendered to the Fund.

AARP Financial is a wholly owned subsidiary of AARP Services, Inc., which is a wholly owned subsidiary of AARP. AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States. Founded in 1958, AARP delivers information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose. AARP Financial is a recently-formed investment adviser with little prior experience as an investment adviser.

Exemptive Relief. The Trust, AARP Portfolios and the Adviser have applied for an exemptive order from the SEC that would permit the Adviser greater flexibility than is currently provided by the Investment Company Act to retain investment sub-advisers and modify investment sub-advisory arrangements. Under the exemptive order, if granted, the Adviser would continue to provide or oversee the provision of portfolio management services to the Fund, but would have the additional flexibility to retain investment sub-advisers and materially modify investment sub-advisory agreements without shareholder approval, as is currently required by the Investment Company Act. However, there can be no assurance that the SEC will grant the exemptive relief.

Sub-Adviser for the Fund. The Sub-Adviser is not an affiliate of the Trust, its affiliated persons, or the Adviser other than as by reason of serving as investment sub-adviser to the Fund, the Bond Portfolio and the State Street Money Market Portfolio.

Sub-Adviser	SSgA Funds Management, Inc.

Agreement	Investment Sub-Advisory Agreement among the Trust, the Sub-Adviser and the Adviser, dated December 30, 2005, as amended to add the Fund on September 29, 2006, the “Sub-Advisory Agreement.”

Fees	For the Sub-Adviser’s services to the Fund, the Adviser pays the Sub-Adviser an annual fee, accrued daily and payable following the last day of each month, equal to 0.005% of the Fund’s average daily net assets.

The Sub-Advisory Agreement was approved by the Trust’s Board, with respect to the Fund, on July 28, 2006. The Sub-Advisory Agreement provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Fund. The Sub-Adviser’s responsibilities under the Sub-Advisory Agreement include:

•	providing the Fund with ongoing investment guidance;

•	providing policy direction to the Fund; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Fund’s investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the Fund, the primary responsibilities of the Sub-Adviser are to make recommendations to the Adviser as to how best to allocate the assets of the Fund among the underlying funds and any other Fund investments and periodically rebalancing the assets of the Fund.

The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the Sub-Advisory Agreement, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser, the Trust and the Fund.

The Adviser pays all fees of the Sub-Adviser from the fees it receives under the Advisory Agreement. Since the Fund has no operating history to date, no amounts have been paid to the Sub-Adviser for services rendered to the Fund.

Bond Portfolio

Adviser for the Bond Portfolio. AARP Portfolios has hired the Adviser to serve as investment adviser to the Bond Portfolio. The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to the Bond Portfolio.

Adviser	AARP Financial Incorporated

Agreement	Investment Advisory Agreement between the Adviser and AARP Portfolios, on behalf of AARP Portfolios, dated December 20, 2005

Fees	For its services to the Bond Portfolio, the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.05% of the Bond Portfolio’s average daily net assets.

The advisory agreement for the Bond Portfolio was approved by the board of trustees of AARP Portfolios on October 14, 2005. The advisory agreement for the Bond Portfolio provides that the Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Bond Portfolio. The Adviser’s responsibilities under the advisory agreement for the Bond Portfolio include:

•	providing the Bond Portfolio with ongoing investment guidance;

•	providing policy direction to the Bond Portfolio; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Bond Portfolio’s investment objectives, principal investment strategies, policies and restrictions.

Under the advisory agreement for the Bond Portfolio, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement. Pursuant to this authority, the Adviser has delegated responsibility for the day-to-day management of the Bond Portfolio’s assets to SSgA FM. The Adviser pays all fees of SSgA FM from the fees it receives under the Advisory Agreement (unless it is waiving its advisory fee, in which case it pays out of its own resources). For the period from December 30, 2005 (commencement of operations) to June 30, 2006, the Adviser earned $589 and waived $589 for services rendered by the Adviser to the Bond Portfolio.

Sub-Adviser for the Bond Portfolio. Given the Bond Portfolio’s current structure, the Adviser’s responsibilities with respect to the Bond Portfolio relate primarily to overseeing and monitoring the activities of the Sub-Adviser. The Sub-Adviser currently is responsible for all aspects of the day-to-day management of the Bond Portfolio’s assets.

Sub-Adviser	SSgA Funds Management, Inc.

Agreement	Investment Sub-Advisory Agreement among AARP Portfolios, the Sub-Adviser and the Adviser, dated December 30, 2005.

Fees	For the Sub-Adviser’s services to the Bond Portfolio, the Adviser pays the Sub-Adviser an annual fee (based on total assets of the series of the AARP Portfolios combined), accrued daily and payable following the last day of each month, equal to 0.045% of AARP Portfolios’ average daily net assets up to $500 million, 0.025% of AARP Portfolios’ average daily net assets from $500 million to $5 billion, and 0.015% for excess average daily net assets of the AARP Portfolios over $5 billion.

The sub-advisory agreement for the Bond Portfolio was approved by the board of trustees of AARP Portfolios on October 14, 2005. The sub-advisory agreement for the Bond Portfolio provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Bond Portfolio. The Sub-Adviser’s responsibilities under the sub-advisory agreement for the Bond Portfolio include:

•	providing the Bond Portfolio with ongoing investment guidance;

•	providing policy direction to the Bond Portfolio; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Bond Portfolio’s investment objectives, principal investment strategies, policies and restrictions.

The Sub-Adviser provides the day-to-day portfolio management of the Bond Portfolio. The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the sub-advisory agreement for the Bond Portfolio, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser and the Bond Portfolio.

The Adviser pays all fees of the Sub-Adviser from the fees it receives under the advisory agreement with respect to the Bond Portfolio.

The Other Underlying Funds

The other underlying funds will have advisory and possibly sub-advisory relationships. These relationships may be with the Adviser, the Sub-Adviser or with other entities that may or not be affiliated with the Adviser or the Sub-Adviser.

Portfolio Management Team

Richard Hisey, CFA

Mr. Hisey, an employee of AARP Financial, serves as a Portfolio Manager for the Fund. In his capacity as Portfolio Manager, Mr. Hisey is responsible for implementing the Fund’s overall investment program, determining if and when to add other securities and at what levels, determining when to rebalance the Fund based upon the advice of SSgA FM and overseeing and monitoring the activities of SSgA FM, the Fund and the Bond Portfolio’s investment sub-adviser. Mr. Hisey is Chief Investment Officer for AARP Financial and also serves as Treasurer of AARP Funds. Most recently, he served as Executive Vice President and Chief Investment Officer of Cole Management Incorporated, a venture capital firm focused on early-stage investments in Russia. Previously, he was with MFS Investment Management, serving as the Treasurer and Chief Financial Officer of the MFS Group of Mutual Funds, and served as Senior Vice President of The Bank of New York. He spent 15 years at Lexington Global Asset Managers, Inc. (now ING/Reliastar), where he served as the portfolio manager and investment strategist for an open-ended Russian equity mutual fund in the United States. Mr. Hisey received an MBA and a B.A. from the University of Connecticut. He holds the Chartered Financial Analyst designation.

SSgA FM’s portfolio management team for the Fund is lead by Daniel Farley and includes Michael Lear, Michael O. Martel, and Eduardo A. Borges. SSgA FM’s team makes recommendations regarding asset allocation and rebalancing the Fund to AARP Financial, and is responsible for rebalancing the Fund under the direction of AARP Financial.

Daniel Farley, CFA

Mr. Farley is a Vice President of State Street Global Advisors, “SSgA,” and SSgA FM and the Head of SSgA’s U.S. Global Asset Allocation team. In this role, he is responsible for strategic/tactical asset allocation and overlay clients in the US. Prior to his current role, Mr. Farley was a senior portfolio manager in Global Asset Allocation, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm’s Charitable Asset Management group.

Michael Lear

Mr. Lear is a Principal of SSgA and SSgA FM, and a Portfolio Manager in the Global Asset Allocation team. He is responsible for managing active and passive asset allocation portfolios, as well as derivative overlays. Previously, Mr. Lear worked as a Junior Portfolio Manager in the Indirect Implementation team. Prior to joining SSgA, he worked as an Assistant Portfolio Manager at Batterymarch Financial Management. He has been working in the investment management field since 1997.

Michael O. Martel

Mr. Martel is a Principal of SSgA and SSgA FM, and a Portfolio Manager on the Global Asset Allocation team. He is responsible for developing and implementing multi-asset class solutions for clients, including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios. In addition, Mr. Martel oversees the continued development of proprietary trading systems and assists in ongoing research efforts. Previously, Mr. Martel was with SSgA’s Global Structured Products Group specializing in developed and emerging market index strategies and the valuation of global derivatives. Prior to joining SSgA in 1994, Mr. Martel worked for the Mutual Funds Division of State Street Corporation. He has been working in the investment management field since 1992.

Eduardo A. Borges

Mr. Borges is a Principal of SSgA and SSgA FM, and a Portfolio Manager on the Global Asset Allocation team. His responsibilities include managing active and passive portfolios for domestic and international strategies. Mr. Borges joined SSgA as an Operations Associate in 2000, supporting the Investor Solutions Group and the Global Fundamental Strategies Group. Prior to joining SSgA, Mr. Borges worked for Putnam Investments holding positions as Senior Cash Specialist and Portfolio Accountant. He has been working in the investment management field since 1998.

Accounts Managed by the Portfolio Managers. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed and the total assets in such accounts, within each of the following categories: (a) registered investment companies, (b) other pooled investment vehicles, and (c) other accounts. The asset category is measured in billions. The information in the table below is as of June 30, 2006.

Fund	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Assets ($)	# of Accounts	Assets ($)	# of Accounts		Assets ($)
AARP Income Fund
Richard Hisey	3	0.25	0	$0	0		$0
Daniel Farley*	6	0.40	21	5.17	471	**	181.29
Michael Lear*	6	0.40	21	5.17	471	**	181.29
Michael O. Martel*	6	0.40	21	5.17	471	**	181.29
Eduardo A. Borges*	6	0.40	21	5.17	471	**	181.29

*	This table refers to accounts managed by the portfolio managers on behalf of SSgA, which is comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.
**	The Advisory Fee for two of these Other Accounts is based upon performance. Assets under management in those performance-based other accounts total $1,213 million.

Portfolio Management Team Compensation. The compensation of the Adviser’s investment professionals consists of a base salary and an annual performance bonus determined by a combination of individual performance and the success of AARP in meeting its organizational goals. Employees also participate in AARP’s defined benefit plan and are eligible to participate in the defined contribution plan. Periodically, AARP human resources on behalf of the Adviser will evaluate compensation to compare it with other firms in the industry to ensure that compensation levels are competitive.

The compensation of the Sub-Adviser’s investment professionals is based on a number of factors. The first factor considered is the external market. Through an extensive compensation survey process, the Sub-Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e., equity). The second factor taken into consideration is the size of the pool available for this compensation. The Sub-Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Sub-Adviser. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

Portfolio Management Conflicts of Interest. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund and/or the underlying funds he or she manages. Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Fund and/or underlying fund he or she manages. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund or underlying fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. AARP Financial and SSgA FM have adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation. It is anticipated that investment advisers and investment sub-advisers to other underlying funds in which the Fund may invest also would have policies and procedures designed to address these conflicts of interest.

Portfolio Management Team Fund Ownership. Prior to the date of this SAI, the Fund had not commenced operations and, consequently, the portfolio managers for the Fund did not own any equity securities in the Fund. The portfolio managers for the underlying funds do not own any equity securities in the underlying funds as of the date of this SAI.

Administration Services

Administrator. In addition to serving as the Adviser to the Fund, AARP Financial Incorporated also serves as the Administrator to the Fund and the Bond Portfolio. Under the Administration Agreements (as defined below), the Administrator provides the Fund and the Bond Portfolio with general administrative duties associated with the day-to-day operations of the Fund and the Bond Portfolio, and monitors and coordinates the activities of the other service providers of the Fund and the Bond Portfolio.

Administrator	AARP Financial Incorporated

Agreements	Administration Agreement between the Administrator and the Trust, dated December 23, 2005, as amended to add the Fund on September 29, 2006, and Administration Agreement between the Administrator and AARP Portfolios, on behalf of the Bond Portfolio, dated December 30, 2005, the “Administration Agreements.”

Fees	For the administrative services, the Administrator receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.035% of the Fund’s average daily net assets and 0.035% of the Bond Portfolio’s average daily net assets.

The Administrator also provides fund accounting functions, including overseeing the computation of the Fund’s and the Bond Portfolio’s net asset value, “NAV,” assists in the preparation of financial and tax reports, monitors and tests portfolio compliance, and oversees and reviews the regulatory affairs and corporate governance of the Fund and the Bond Portfolio. The Administrator will also perform such other services for the Fund and the Bond Portfolio that are mutually agreed to by the parties from time to time, for which it will receive such fees as may be mutually agreed upon, including the Administrator’s reasonable out-of-pocket expenses.

Since the Fund has no operating history to date, no amounts have been paid to the Administrator for services rendered to the Fund. For the period from December 30, 2005 (commencement of operations) to June 30, 2006, the Bond Portfolio accrued $3,551 for services rendered by the Administrator.

Sub-Administrator. Under the Sub-Administration Agreements (as defined below), the Sub-Administrator is tasked with performing such duties as delegated to it by the Administrator.

Sub-Administrator	State Street Bank and Trust Company

Agreements	Sub-Administration Agreement between the Administrator and the Sub-Administrator, dated December 23, 2005, as amended to add the Fund on September 29, 2006, and Sub-Administration Agreement between the Administrator and the Sub-Administrator, with respect to the Bond Portfolio, dated December 30, 2005, the “Sub-Administration Agreements.”

The duties undertaken by the Sub-Administrator include:

•	assisting in the preparation of financial and tax reports;

•	ongoing monitoring and testing of portfolio compliance; and

•	oversight and review of regulatory affairs and corporate governance.

Fees are paid to the Sub-Administrator by the Administrator out of the fees paid by the Fund and the Bond Portfolio to the Administrator, as stated in the Sub-Administration Agreements.

Distribution Services

Distributor. Under the Distribution Agreement, the Distributor, as agent for the Fund, sells shares of the Fund on a continuous basis.

Distributor	ALPS Distributors, Inc.

Agreement	Distribution Agreement between the Distributor and the Trust, dated December 23, 2005, as amended, to add the Fund on September 29, 2006, the “Distribution Agreement.”

Fees	Paid pursuant to the Rule 12b-1 Plan (see next section)

The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor is paid for its services that are designed to result in the sale of Fund shares under the terms of a Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

Distribution and Services Arrangements. The Trust has adopted a Distribution and Shareholder Services Plan, the “Rule 12b-1 Plan,” in accordance with Rule 12b-1 under the Investment Company Act with respect to the Fund. Under the Rule 12b-1 Plan, the Fund may use its assets to finance activities relating to the distribution of its shares and the provision of certain shareholder services. Under the terms of the Rule 12b-1 Plan, the Fund may make payments of up to 0.20% annually of the value of average daily net assets of the shares of the Fund for these services.

For the Fund, any or all of the amounts set may be used to finance any activity that is primarily intended to result in the sale of the Fund’s shares, including, but not limited to:

(a)	expenses relating to obtaining a license from AARP that will permit use of the “AARP” name as part of the Fund’s name and provide the Distributor access to AARP’s membership list for the purpose of marketing shares;

(b)	the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and media advertising;

(c)	the preparation, printing and distribution of prospectuses, statements of additional information, reports and any supplements thereto (other than prospectuses, statements of additional information, reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of the Fund);

(d)	the preparation, printing and distribution of sales literature;

(e)	expenditures for sales and distribution support services, including processing new account applications;

(f)	preparation of information, analyses and opinions with respect to marketing and promotional activities;

(g)	travel, equipment, printing, delivery and mailing costs, overhead and other office expenses of the Distributor attributable to any distribution and/or sales support activities;

(h)	the costs of administering the Rule 12b-1 Plan;

(i)	expenses of organizing and conducting sales seminars; and

(j)	retaining, compensating and paying reasonable expenses of employees, agents or sub-contractors of the Distributor to support distribution of the shares.

The Distributor has entered into a Trademark License Agreement with AARP, dated December 23, 2005 (as amended), to obtain use of the “AARP” name as part of the Fund’s name, for use of AARP’s intellectual property, and for use of AARP’s membership list for the purpose of marketing shares of the Fund to the public. The Distributor uses a portion of the fees collected from the Fund under the Rule 12b-1 Plan in the annual amount of 0.05% of the average daily net assets of the Fund in this regard, which is paid to AARP on a tax free basis. These amounts are used for the general purposes of AARP and its members.

The Distributor has entered into a Services Agreement with AARP Financial Incorporated under which AARP Financial Incorporated provides services to the Distributor in connection with the distribution and shareholder services provided for in the Rule 12b-1 Plan. In particular, AARP Financial Incorporated has agreed to assist the Distributor in its efforts to offer and sell the Fund’s shares by engaging in any combination of the following services: (a) consulting with the Distributor on AARP members’ financial needs; (b) assisting and providing personnel to support the Distributor in preparing and producing advertising and sales literature; (c) providing feedback to the Distributor on proposed sales and marketing efforts of the Distributor; (d) educating registered representatives of the Distributor about the Fund and working with persons over fifty; and (e) providing personal services to shareholder and prospective shareholders.

Under the Services Agreement, the Distributor has agreed to compensate AARP Financial Incorporated in an amount equal to approximately 0.14% annually of the Fund’s average daily net assets.

Services that may be provided pursuant to the Rule 12b-1 Plan include services that are permitted under the Conduct Rules of the National Association of Securities Dealers to be paid under a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, including personal services and/or the maintenance of shareholder accounts, as well as:

(a)	aggregating and processing purchase and redemption orders;

(b)	providing beneficial owners with statements showing their positions in the Fund;

(c)	processing dividend payments;

(d)	providing sub-accounting services for Fund shares held beneficially;

(e)	forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners; and

(f)	receiving, tabulating and transmitting proxies executed by beneficial owners.

Under the terms of the Rule 12b-1 Plan, it continues from year to year with respect to the Fund, provided its continuance is approved annually by votes cast in person at a meeting of the majority of both (a) the Board with respect to the Fund and (b) those trustees of the Trust who are not “interested persons” of the Trust (as defined in the Investment Company Act) and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to it, the “Independent Plan Trustees.” The Rule 12b-1 Plan may not be amended with respect to the Fund to increase materially the amount of the distribution and/or service fees and expenses unless such amendment is approved by a “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of the Fund. No material amendment to the Rule 12b-1 Plan shall be made unless approved as described above with respect to the annual continuance of the Plan. The Rule 12b-1 Plan may be terminated at any time with respect to the Fund by vote of a majority of the Independent Plan Trustees, or by the “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of the Fund. As required by the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for such expenditures.

The trustees have determined that the Rule 12b-1 Plan will benefit the Fund and its shareholders by (a) permitting closer brand affiliation with AARP; and (b) permitting more efficient marketing of the Fund to AARP members, with the related potential benefit of increased assets and the potential for economies of scale on other Fund expenses.

As of the date of this SAI, no fees have been paid under the Rule 12b-1 Plan with respect to the Fund because the Fund has not yet commenced operations.

EXPENSES

The Fund’s service providers bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. Expenses paid by the Fund include, but are not limited to:

•	fees paid to the Adviser, the Administrator, the Custodian and the Transfer Agent;

•	the Fund’s pro-rata share of the expenses of the underlying funds, including the Bond Portfolio;

•	fees and expenses of officers and the Board;

•	taxes;

•	interest;

•	legal and auditing fees;

•	brokerage fees and commissions;

•	certain fees and expenses in registering and qualifying the Fund and its shares for distribution under federal and state securities laws;

•	expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders;

•	the expense of reports to shareholders, shareholders’ meetings and proxy solicitations;

•	fidelity bond and directors’ and officers’ liability insurance premiums;

•	the expense of using independent pricing services; and

•	other expenses that are not assumed by the Adviser or Administrator.

Any general expenses of the Trust that are not readily identifiable as belonging to a particular investment portfolio (such as the Fund) are allocated among all investment portfolios of the Trust by or under the direction of the Board. The Board determines how to apportion those expenses in a fair and equitable manner. The Adviser and the Administrator may voluntarily waive all or a portion of their fees and reimburse certain Fund expenses from time to time.

PORTFOLIO MATTERS

Proxy Voting Policies. Because the Fund invests substantially all of its assets in underlying funds, and any other Fund investments will likely be in non-voting securities, it is anticipated that the only matters upon which the Fund will be asked to vote are matters that require approval of the shareholders of the respective underlying funds. Due to inherent conflict of interests presented in situations where there are affiliations between the Fund and underlying funds, the Fund will pass through any matters to be approved by shareholders of such underlying funds to the shareholders of the Fund. The Adviser will then vote the Fund’s proxies on such matters in direct proportion to the votes received from shareholders of the Fund. In other words, if 75% of the votes received from Fund shareholders were in favor of the proposal and 25% of the votes received from Fund shareholders were against the proposal, the Adviser will cast 75% of the Fund’s proxies in favor of the proposal made by the underlying fund and 25% of the Fund’s proxies against the proposal.

As a general matter, the board of trustees of AARP Portfolios has delegated to the Adviser responsibility for voting the proxies of the companies held by the Bond Portfolio according to guidelines established by the board of trustees of AARP Portfolios. Generally, it is anticipated that the boards of trustees of other underlying funds will have made similar delegations to their investment advisers or investment sub-advisers.

The policies and procedures used with respect to the Fund (when voting with respect to an underlying fund as described above) and the Bond Portfolio seek to use proxy voting as a tool to promote positive returns for long-term shareholders. The foundation of these proxy policies and procedures is that public companies that follow sound corporate governance practices which are responsive to shareholders will in the long run produce better investment returns than companies that do not follow such practices.

The Proxy Voting Policies and Procedures for the Trust and AARP Portfolios are attached as Appendix A to this SAI. The Adviser has adopted the Proxy Voting Policies and Procedures of the Trust and AARP Portfolios.

No later than August 31st of each year, the Fund and the Bond Portfolio will be required to file with the SEC their proxy voting record, if any, for the 12-month period ending June 30 on Form N-PX. An annual record of all proxy votes cast for the Fund (after August 31, 2007) and the underlying funds during the most recent 12 months or since the inception of the Fund, if any, can be obtained without charge on the SEC’s website at www.sec.gov. The most recent Form N-PX for the Fund will also be available without charge, upon request, by calling 1-800-958-6457 or visiting www.aarpfunds.com.

Code of Ethics. The Adviser, Sub-Adviser, Distributor, the Trust and AARP Portfolios have each adopted a code of ethics under Rule 17j-1 of the Investment Company Act. The Trust’s and AARP Portfolios’ codes of ethics, by relying on the codes of the underlying service providers, permit personnel of the above-named service providers or officers of the Trust or AARP Portfolios, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Fund or the Bond Portfolio. Under the codes of ethics of the Adviser, the Sub-Adviser and Distributor, any of the Fund/Bond Portfolio access persons covered by such codes of ethics must pre-clear personal securities transactions. Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Trust’s and AARP Portfolios’ service providers or officers. In addition, the Adviser’s and Sub-Adviser’s codes of ethics establish standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others. These codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

The Fund will only invest in underlying funds that have adopted codes of ethics that comply with Rule 17j-1 under the Investment Company Act and have provisions that are generally similar to those described above.

There can be no assurance that any code of ethics will be effective in preventing the activities it is designed to address.

Portfolio Transactions and Brokerage. The Fund invests substantially all of its assets in underlying funds and therefore generally does not directly incur transactional costs for purchases and sales of portfolio investments. The Fund purchases and redeems shares of the underlying funds each day depending on the number of shares of the Fund purchased or redeemed by investors on that day. Shares of the underlying funds are available for purchase by the Fund at their NAV without any sales charges, transaction fees, or brokerage commissions being charged. However, the underlying funds invest in securities that are purchased and sold in transactions with brokers or dealers that may charge a commission. Because the Fund invests a substantial amount of its assets in the Bond Portfolio, a discussion of the practices used in connection with the Bond Portfolio is included below. The practices of other underlying funds may vary, depending on the nature of the underlying fund’s investments and the policies of the investment adviser and/or investment sub-adviser to the underlying fund.

All portfolio transactions are placed on behalf of the Bond Portfolio by SSgA FM. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. The Bond Portfolio normally does not pay a stated brokerage commission on transactions. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net”

basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, SSgA FM will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

In selecting brokers or dealers (including affiliates of SSgA FM), SSgA FM chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. SSgA FM does not currently use the Bond Portfolio’s assets for soft-dollar arrangements. SSgA FM does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits. Although SSgA FM’s clients’ commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

The Bond Portfolio may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Bond Portfolio will engage in this practice, however, only when SSgA FM believes such practice to be in the Bond Portfolio’s best interests.

Investment decisions for the Bond Portfolio and for other investment accounts managed by SSgA FM are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of the Bond Portfolio and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner SSgA FM believes to be equitable to each such account. Although SSgA FM seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Bond Portfolio or the size of the position obtained or sold by the Bond Portfolio. To the extent permitted by law, SSgA FM may aggregate the securities to be sold or purchased for the Bond Portfolio with those to be sold or purchased for other investment companies or accounts in order to obtain best execution. However, SSgA FM must designate that Bond Portfolio shares included in any aggregated trade may not be used to generate soft dollar credits.

The Bond Portfolio will not purchase any securities while the Adviser or Sub-Adviser or any affiliated person (as defined in the Investment Company Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board, in accordance with Rule 10f-3 under the Investment Company Act.

Under the Investment Company Act, the Adviser, Sub-Adviser, the Distributor and their affiliates are prohibited from knowingly dealing with the Bond Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Turnover Rate. The turnover rate of the Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year.

Information on the turnover rate of the Fund is not provided because the Fund has not commenced operations as of the date of this Statement of Additional Information.

Disclosure of Portfolio Holdings. The Fund and AARP Portfolios have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Fund and the Bond Portfolio, the “Disclosure Policy.” The Disclosure Policy is designed to protect the confidentiality of the non-public portfolio holdings information of the Fund and the Bond Portfolio, to prevent the selective disclosure of the information, and to ensure compliance by the Fund and the Bond Portfolio with the federal securities laws, including the Investment Company Act. The Fund, the Bond Portfolio and their service providers must adhere to the Disclosure Policy.

No information concerning the portfolio holdings of the Fund or the Bond Portfolio may be disclosed to any unaffiliated third party, except as provided for in the Disclosure Policy and as authorized by the officers of the Trust or AARP Portfolios, as applicable. This prohibition does not apply to information sharing with the Fund’s and Bond Portfolio’s service providers, including advisers and sub-advisers to the Fund and Bond Portfolio, independent registered public accountants, counsel, administrator, sub-administrator, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Fund and the Bond Portfolio. These policies apply to disclosure of portfolio holding information to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund’s shares, third-party service providers other than the service providers identified on pages 2-3 of this SAI and counsel to the Fund identified under the heading “Other Information – Legal Counsel”, rating and ranking organizations and affiliated persons of the Fund and Bond Portfolio. However, pursuant to the terms of the Custodian Agreement, the Custodian may aggregate portfolio holding information with similar information concerning other customers of the Custodian for use by the Custodian in the construction of statistical models, provided that such aggregated information represents a sufficiently large sample that portfolio holdings information can not be identified, either directly or by inference or implication, by reviewing the statistical models.

As a matter of regular course, the Fund and the Fund’s service providers have access to information regarding the holdings of the Bond Portfolio on a daily basis. However, the Fund and its service providers are restricted from disclosing such information except in accordance with the Disclosure Policy as it relates to the Bond Portfolio. In each instance listed in this section, the disclosure of portfolio holdings of the Fund or the Bond Portfolio may be without any lag.

The chief compliance officer of the Trust and AARP Portfolios is responsible for ensuring that the Fund and the Bond Portfolio have adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent necessary, the chief compliance officer shall monitor the Fund’s and the Bond Portfolio’s compliance with the Disclosure Policy.

Any exceptions to the Disclosure Policy may be made only if approved by the chief compliance officer of the Trust and AARP Portfolios upon determining that the exception is in the best interests of the Fund or the Bond Portfolio, as applicable, and their shareholders. The chief compliance officer must report any exceptions made to the Disclosure Policy to the board of trustees of the Trust or AARP Portfolios at its next regularly scheduled meeting.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Fund’s or the Bond Portfolio’s shareholders on one hand and the Fund’s or the Bond Portfolio’s investment adviser, sub-adviser or any affiliated person of the Fund or the Bond Portfolio on the other, the disclosure may not be made unless a majority of the independent trustees of the affected entity or a majority of a board committee consisting solely of the independent trustees of the affected entity approves such disclosure.

Each violation of the Disclosure Policy must be reported to the chief compliance officer. If the chief compliance officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the Investment Company Act, he/she shall report it to the applicable board of trustees, as required by Rule 38a-1.

In order to facilitate the review of the Bond Portfolio by certain mutual fund analysts and rating agencies, such as Morningstar and Lipper Analytical Services, as well as pricing services, proxy voting services, or other entities, AARP Portfolios may from time to time, to the extent permitted under applicable law, distribute non-public information regarding the Bond Portfolio, including portfolio holdings information, more frequently to such entities that have a legitimate business purpose in receiving such information. Any recipient of non-public information will be subject to a confidentiality agreement that contains, at a minimum, provisions specifying that: (1) the Bond Portfolio’s non-public information provided is the confidential property of the Bond Portfolio and may not be used for any purpose except in connection with the provision of services to the Bond Portfolio and, in particular, that such information may not be traded upon; (2) the recipient of the non-public information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Bond Portfolio, the recipient of the non-public information shall promptly return or destroy the information. The Bond Portfolio does not receive compensation or consideration in connection with the distribution of non-public portfolio information. In each instance listed in this paragraph, the disclosure of portfolio holdings of the Bond Portfolio may be without any lag.

It is anticipated that the other underlying funds will have adopted portfolio holdings disclosure policies that are generally similar to those described above.

Quarterly Disclosures by the Fund and underlying funds. The Fund and underlying funds are required to publicly disclose the complete schedule of their respective holdings, as reported on a calendar quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view the Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at www.aarpfunds.com, or obtain a copy of the schedule by calling the Fund at 1-800-958-6457. The Fund’s holdings will be posted on the Fund’s Web site, www.aarpfunds.com, after the Fund has filed the required information with the SEC.

The Fund and underlying funds are required to file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. All Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Calculation of Net Asset Value. The prospectus discusses the method the Fund uses to calculate its NAV per share and the time when such calculations are made. The Fund uses the NAV per share of each of the underlying funds in order to price the Fund’s shares. Generally, the underlying funds will use market quotations to value their portfolio holdings, although underlying funds that are money market funds generally use the amortized cost method of valuation.

In the event that market quotations, as described above, are not readily available for a fixed income security, the security may be valued using pricing services or broker-dealer quotations. Underlying funds may employ pricing services, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. If a pricing service cannot provide a valuation for the security, the security may be valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers that are known to follow the issue.

Restricted and illiquid securities and securities and assets for which a current market price is not readily available will be valued at their fair value pursuant to pricing procedures adopted by the boards of trustees of the applicable underlying funds.

ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

Purchases. As described in the prospectus, shares of the Fund may be purchased in a number of different ways. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary. The Fund may authorize one or more financial service institutions to receive on its behalf purchase orders. Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive purchase orders on behalf of the Fund. To the extent permitted by law, the Fund will be deemed to have received a purchase order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received in good form by an authorized financial services institution or its authorized designee.

Redemptions. The redemption price for Fund shares is the NAV next determined after receipt of the redemption request in good form. The Fund considers purchase, exchange or redemption orders to be in “good form” when it receives all required information, including properly completed and signed documents. Redemption proceeds are paid in cash.

The Fund may authorize one or more financial service institutions to receive redemption orders on its behalf. Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Fund. To the extent permitted by law, the Fund will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received in good form by an authorized financial services institution or its authorized designee.

Involuntary Redemptions. The Fund reserves the right to involuntarily redeem any shareholder’s account, subject to applicable law, if:

•	the Fund or a class of its shares are to be terminated;

•	the value of the account falls below any investment minimum for the account set by the Trust, provided that (1) the Trust provides a written notice of redemption to the shareholder at least 15 days before the redemption date, and (2) any policies adopted by the Board with respect to the redemption of small accounts have been disclosed to shareholders at least 60 days prior to the mailing of the written notice of redemption;

•	the shareholder fails to pay when due the full purchase price of shares issued to him;

•	it appears appropriate to do so in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity; and

•	the Fund otherwise determines it appropriate to do so in light of the Fund’s responsibilities under the Investment Company Act or other applicable law or necessary to prevent harm to the Trust or its shareholders.

If a shareholder’s account is involuntarily redeemed, a check for the redemption proceeds payable to the shareholder will be mailed to the shareholder at the shareholder’s address of record.

Other Purchase and Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Fund’s shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the charges described in the prospectus and this SAI. An investor’s broker will provide them with specific information about any processing or service fees they will be charged.

MORE ABOUT THE INVESTMENTS OF THE FUND AND THE UNDERLYING FUNDS

The Fund is a diversified mutual fund that invests at least 75% of its investable assets in shares of the Bond Portfolio and, to a lesser extent, other underlying funds, each of which in turn invests in a variety of securities. Additional information regarding the characteristics of the underlying funds’ investments and the risks associated with those investments are discussed below.

The Fund’s investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund’s outstanding shares and without prior notice. All other investment policies stated in the prospectus or this SAI, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board without the authorization of the Fund’s shareholders and without notice. There can be no assurance that the Fund will achieve its objectives.

The Bond Portfolio

The investment objective and principal investment strategies of the Bond Portfolio are set out below.

The Bond Portfolio seeks to produce the returns provided by the Lehman Brothers® Aggregate Bond Index, before deduction of expenses of the Bond Portfolio. The Bond Portfolio invests in a well-diversified portfolio that is representative of the domestic investment grade bond market. The Bond Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in bonds traded on the United States bond market.

If the Bond Portfolio determines to change its 80% policy indicated above, it will provide at least 60 days’ prior notice to the Bond Portfolio’s shareholders.

Cash

Temporary Defensive Position. During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, an underlying fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term investments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

Cash Sweep Program. An underlying fund may participate in a Cash Sweep Program. In a Cash Sweep Program, uninvested cash balances are used to purchase shares of money market funds. A Cash Sweep Program may reduce the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short term obligations, while providing liquidity and diversity of holdings.

Local Currency. An underlying fund may invest excess cash positions in local currencies (non-U.S. currencies) to more closely approximate benchmark performance. Investing directly in local currency also involves risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment or payment of interest.

Cash Reserves. An underlying fund may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (a) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (b) other short-term debt securities; (c) commercial paper; (d) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (e) repurchase agreements.

Eurodollar Certificates of Deposit, “ECDs,” Eurodollar Time Deposits, “ETDs,” and Yankee Certificates of Deposit, “YCDs.” An underlying fund may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Repurchase Agreements. An underlying fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the underlying funds receive securities as collateral. Under a repurchase agreement, an underlying fund purchases securities from a financial institution that agrees to repurchase the securities at the underlying fund’s original purchase price plus interest within a specified time (normally one business day). An underlying fund generally will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness its investment adviser or sub-adviser, as applicable, considers satisfactory. Should the counterparty to a transaction fail financially, the underlying fund may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the underlying fund.

Reverse Repurchase Agreements. The underlying funds may enter into reverse repurchase agreements. In substance, a reverse repurchase agreement is a borrowing for which an underlying fund provides securities as collateral. Under a reverse repurchase agreement, an underlying fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The underlying funds retain the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Cash or liquid high-quality debt obligations equal in value to the repurchase price including any accrued interest are required to be segregated or earmarked with respect to the underlying fund while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the underlying fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect an underlying fund’s ability to reacquire the underlying securities.

Section 4(2) Commercial Paper/Rule 144A Securities. The underlying funds may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, the “1933 Act,” “Section 4(2) paper,” or in securities that that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act, the “Rule 144A securities.”

Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the underlying funds through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper.

Rule 144A securities generally must be sold only to other qualified institutional buyers. It is possible that unregistered securities purchased by an underlying fund in reliance upon Rule 144A could have the effect of increasing the level of the underlying fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Generally, Section 4(2) paper and Rule 144A securities will not be subject to an underlying fund’s percentage limitations on illiquid securities when the underlying fund’s investment adviser or sub-adviser, as applicable (pursuant to guidelines adopted by the underlying fund’s board of trustees) determines that a liquid trading market exists.

Variable Amount Master Demand Notes. The underlying funds may invest in variable amount master demand notes, which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Stocks

General. The market price of stocks and other equity securities owned by underlying funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

Convertible Securities. An underlying fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Of course, there can be no assurance of current income because issuers may default on their obligations. And there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of this conversion feature, an underlying fund may consider some convertible securities to be equity securities.

The price of a convertible security will fluctuate in some relationship to changes in the price of the underlying asset. A convertible security is subject to risks in relation to the activities of the issuer and general market and economic conditions. The income payments typically paid on a convertible security may cushion the security against declines in the price of the underlying asset. However, the income stream from these payments causes fluctuations based on changes in interest rates and the credit quality of the issuer. Normally, the value of a convertible security is a function of its yield in comparison with yields of the other securities of comparable maturity and quality that do not have a conversion privilege and its market value worth if converted or exchanged into the underlying common stock.

The convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by an underlying fund is called for redemption, the underlying fund will be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price.

Restricted and Illiquid Securities. The underlying funds may invest in restricted or illiquid securities, including Rule 144A securities. Rule 144A securities are securities that are privately placed with and traded among qualified investors rather than the general public. Although Rule 144A securities are considered restricted securities, they may not necessarily be illiquid. The underlying funds (other than money market funds) will invest no more than 15% and money market funds that are underlying funds will invest no more than 10%, of their respective net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Other Investment Company Shares. The underlying funds may, to the extent permitted under the Investment Company Act and exemptive rules and orders, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the underlying funds’. As a matter of non-fundamental policy, any investment companies in the same group of investment companies as the Fund in which the Fund may invest may not acquire any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

REITs. An underlying fund may invest in real estate investment trusts, “REITs.” Equity REITs are generally considered to be REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate and their value depends upon that of the underlying properties. Mortgage REITs are generally considered to be REITs with 75% or more of their gross invested in book assets invested directly or indirectly in mortgages. Mortgage REITs make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Hybrid REITs are generally considered to be those REITS that do not meet the equity or mortgage tests. The values of REITs are also affected by management skill, cash flow, and tax and regulatory requirements.

Exchange Traded Funds. To the extent permitted by applicable law and regulation, an underlying fund may purchase shares of exchange-traded funds, “ETFs.” Typically, an underlying fund would purchase shares to obtain exposure to all or a portion of a market. ETFs are generally baskets of securities that either replicate or sample an index or a portion of an index. Most ETFs are investment companies and are therefore subject to the same limitations on and the same risks as the underlying funds investing in other investment company shares. The price of an ETF can fluctuate over a wide range, and an underlying fund could lose money if the value of the basket of securities owned by the ETF goes down. ETFs have additional risks to investment companies: the market price of the ETF’s shares may trade at a discount to their NAV, and active trading market for the ETF’s shares may not develop enough to ensure liquidity, and the ETF may be subject to stock exchange activity such as de-listing and halting of trading activity.

Other Investment Techniques

Lending of Fund Securities. An underlying fund may have the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the underlying fund. The underlying fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The underlying fund generally would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the underlying fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the underlying fund seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Forward Commitments. The underlying funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the underlying funds of a dollar amount sufficient to make payment for the securities to be purchased will be segregated on the underlying funds’ records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the underlying funds to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

Foreign Currency Exchange Contracts. An underlying fund may invest in foreign currency exchange contracts. An underlying fund also may deal in forward foreign currency exchange contracts (including those involving the U.S. dollar). This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. An underlying fund’s dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security or with respect to its portfolio positions generally.

Bonds

Investment-Grade Bonds. An underlying fund may invest in corporate notes and bonds that are rated investment-grade by a Nationally Recognized Statistical Rating Organization or, if unrated, are determined by the underlying fund’s investment adviser or sub-adviser, as applicable, to be of comparable quality. Investment-grade securities include securities rated Baa by Moody’s or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics. A description of the applicable credit ratings is set forth in Appendix B to this SAI.

High Yield Securities. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but also typically entails greater price volatility and principal and income risk. These high yield securities are regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments than investment grade securities.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the underlying funds could sell a high yield security. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and judgment may play a greater role in valuation because there is less reliable, objective data available

Corporate Bonds. Corporate bonds are debt securities issued by corporations whose value may fluctuate based on changes in interest rates and the credit quality of the issuer. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.

Foreign Bonds. The U.S. Bond Market Portfolio may invest in foreign bonds, but will generally limit its investment in foreign bonds to approximately the same proportion of foreign bonds that comprise the Lehman Brothers Aggregate Bond Index. Other underlying funds may invest in foreign securities more generally. Foreign bonds include direct investments in U.S. dollar denominated securities of foreign issuers traded in the United States, such as foreign companies, foreign sovereign governments, municipalities and governmental agencies (including those of developing countries), and international agencies. Foreign bonds are subject to the same risks that pertain to domestic bonds, notably interest rate risk, credit risk, prepayment risk and market risk. Foreign bonds, especially those issued by governments of developing countries or companies operating therein, are also subject to additional risks and may be more volatile than domestic bonds. Foreign companies, governments and agencies may be less stable than domestic companies or the U.S. government or its agencies. Other risks include: future unfavorable political, social and economic developments; the extent and quality of government regulation of financial markets and institutions, including less thorough accounting, auditing, and recordkeeping requirements; the imposition of foreign withholding or confiscatory taxes; and other governmental restrictions that might affect repayment of principal or payment of interest or the willingness or ability to honor a credit commitment, such as foreign economic or monetary policies, exchange control regulations, regulations requiring the expropriation or nationalization of assets, and prohibitions on the repatriation of foreign currencies. Furthermore, it may be difficult to obtain adequate and timely public information on foreign issuers. Moreover, an underlying fund may have limited legal recourse in the event of a foreign bond’s default.

The value of the foreign securities held by the underlying funds may be significantly affected by changes in currency exchange rates. Price spreads on currency exchange transactions (to cover service charges) may be incurred, particularly when an underlying fund changes investments from one country to another or when proceeds from the sale of securities in U.S. dollars are used for the purchase of securities in foreign countries. Underlying funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

Variable and Floating Rate Securities. The underlying funds may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Commercial Mortgage-Backed Securities. The underlying funds may invest in commercial mortgage-backed securities, “CMBS.” CMBS are securities created from a pool of commercial mortgage loans. Interest and principal payments from these loans are passed on to the investor according to a particular payment scheme. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the particular deal structure. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing from the underlying asset. Classes could include floating interest rates or a scheduled amortization of principal. The individual class is primarily rated based on the degree of seniority or subordination within the entire deal structure. The value of these securities may change because of actual or perceived changes in the creditworthiness of any of the participants in the underlying pool of commercial mortgages including the individual borrowers, their tenants, servicing agent, and the real estate itself.

Mortgage-Backed and Mortgage-Related Securities. The underlying funds may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association, “GNMA,” which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation, “FHLMC,” which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association, “FNMA,” a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

GNMA Mortgage Pass-Through Certificates, “Ginnie Maes.” The underlying funds may invest in Ginnie Maes. Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

FHLMC Mortgage Participation Certificates, “Freddie Macs.” The underlying funds may invest in Freddie Macs. Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC.

FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

FNMA Guaranteed Mortgage Pass-Through Certificates, “Fannie Maes.” The underlying funds may invest in Fannie Maes. Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Mortgage-Backed Security Rolls. An underlying fund may enter into “forward roll” transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, an underlying fund will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty’s ability to redeliver the security at the termination of the roll. Therefore, the transaction is subject to risk. Second, the security that is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same original stated term to maturity, be priced to result in similar market yields and must be “good delivery.” Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

U.S. Government Securities. The underlying funds may purchase U.S. Government securities. The types of U.S. Government obligations in which the underlying funds may at times invest include: (a) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (b)

obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (1) the full faith and credit of the U.S. Treasury, (2) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (3) discretionary authority of the U.S. Government agency or instrumentality, or (4) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities other than as set forth above, since it is not obligated to do so by law.

When-Issued Securities. The underlying funds may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the underlying funds until settlement takes place. The underlying funds are required to segregate or earmark liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities must be valued at market. If the market value of such securities declines, additional cash or securities must be segregated or earmarked on a daily basis so that the market value of the accounts will equal the amount of such commitments by the underlying funds. When entering into a when-issued transaction, an underlying fund will rely on the other party to consummate the transaction; if the other party fails to do so, the underlying fund may be disadvantaged.

Securities purchased on a when-issued basis and held by an underlying fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income an underlying fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the underlying fund’s NAV.

When payment for a when-issued security is due, an underlying fund normally will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and possibly from the sale of the when-issued securities themselves (which may have a market value greater or less than the underlying fund’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

TBAs. The underlying funds may invest in TBAs (to be announced) contracts which are contracts to buy or sell mortgage backed securities which will be delivered at agreed-upon dates in the future. TBAs involve risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Zero Coupon Securities. The underlying funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (a) do not pay current interest and are issued at a substantial discount from par value; (b) have been stripped of their unmatured interest coupons and receipts; or (c) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a “regulated investment company”, “RIC,” under Subchapter M of the Internal Revenue Code of 1986, as amended, the “Internal Revenue Code,” each underlying fund that seeks to qualify as a RIC must distribute at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because the underlying funds will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the underlying funds that seek to qualify as RICs may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the underlying funds. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for an underlying fund to sell such securities at such time.

Stripped Securities: An underlying fund may invest in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts, “TIGRS” and Certificates of Accrual on Treasuries, “CATS.” Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Asset-Backed Securities. The underlying funds may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by an underlying fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the underlying fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Treasury Inflation-Protection Securities. An underlying fund may invest in Treasury Inflation –Protection Securities, “TIPS,” a type of inflation-indexed Treasury security. TIPS provide for semiannual payments of interest and payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and payment date based on the Consumer Price Index for All Urban Consumers. Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation. TIPS also provide for an additional payment, a “minimum guarantee payment” at maturity if the security’s inflation adjusted principal amount for the maturity date is less than the security’s principal amount at issuance. The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation adjusted principal amount for the maturity date.

Derivatives

A derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Some derivative structures are index or structured securities whose value or performance is linked to other equity securities, currencies, interest rates, indices or other financial indicators. Some derivatives securities, such as mortgage-related and other asset-backed securities, are fundamentally like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are many types of derivatives and multiple ways to use them in the underlying funds. For example, futures and options may frequently be used for hedging purposes to attempt to protect the underlying funds from the exposure to changing interest rates, securities prices, or currency exchange rates. They can also be used as a relatively low cost method of gaining exposure to a particular securities market without investing directing in those securities.

There are risks associated with investing in derivative securities. These risks include the possibility that there may be no liquid secondary market, or that the exchange may limit price fluctuations, that the underlying security, interest rate, market index or other financial asset will not move in the direction anticipated, the risk that the counterparty may not perform its obligations, or that the adverse price movements can result in a loss substantially greater than an underlying fund’s initial investment.

Options on Securities and Securities Indices. An underlying fund may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. An underlying fund may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Swap Agreements. Swap agreements are two party contracts entered into primarily for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or the difference in rates of return) earned or realized on particular predetermined investments or instruments, which may then be adjusted for an interest factor. The gross returns to be swapped between the two parties are generally calculated with respect to a notional amount. This notional amount is the return or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. Forms of swap agreements include, for example:

Interest Rate Swaps. Interest rate swaps involve the exchange by an underlying fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. An underlying fund may enter into these transactions to seek to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date.

Credit Default Swaps. Credit default swaps enable an underlying fund to buy or sell protection against credit swap agreements to hedge an existing position by purchasing or selling credit protection. An underlying fund would use the swap to buy or sell protection against a credit even of a specific issuer or basket of securities. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market. Credit default swaps could result in losses if an underlying fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

Total Return Swaps. An underlying fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the underlying fund than if the underlying fund had invested directly in an instrument that yielded that desired return. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the underlying fund.

An underlying fund’s return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swap market is a relatively new market and is largely unregulated.

Futures Contracts and Options on Futures. An underlying fund may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts. A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the underlying fund is required to deposit an initial margin for the benefit of the futures broker. The initial margin serves as a “good faith” deposit that the underlying fund will honor its futures commitments. Subsequent payments, called “variation margin,” to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. An underlying fund generally will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Investment Limitations

The Fund is subject to the investment limitations enumerated in this section.

The investment limitations enumerated in this section may be changed only by a vote of the holders of a “majority of the outstanding voting securities” of the Fund. For this purpose, a majority of the outstanding voting securities of the Fund means (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of such company, whichever is less.

As a matter of fundamental policy, the Fund:

1.	May not issue any senior security, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund to: (a) enter into commitments to purchase securities in accordance with the Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the Securities Act of 1933 “1933 Act,” except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (a) enter into repurchase agreements, (b) lend portfolio securities; and (c) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. A “diversified company” is currently defined by the Investment Company Act as a management company of which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer; and

8.	May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the applicable prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

The Fund intends to elect and qualify annually to be taxed as a RIC under Subchapter M of the Internal Revenue Code. As a RIC, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year, the “Distribution Requirement,” and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, interests in certain publicly traded partnerships, or from other income derived with respect to its business of investing in such stock, securities, or currencies, the “Income Requirement.”

At the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business, or in certain publicly traded partnerships.

Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations or eligible for treatment as qualified dividend income for non-corporate shareholders.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss, “net capital gain,” for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year (i.e., long-term capital gain), regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Capital gain dividends are not eligible for the dividends-received deduction for corporations.

In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction only to the extent of the gross amount of “qualifying dividends” received by the Fund or underlying funds for the year and if certain holding period requirements are met by the Fund and/or underlying funds and also by the corporate shareholder. Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains. The tax law also provides for “qualified dividend income” to be taxed to non-corporate shareholders at individual long-term capital gain rates to the extent the Fund receives qualified dividend income. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. The Fund generally can pass the tax treatment of qualified dividend income it receives from underlying funds through to Fund shareholders. For the Fund to receive qualified dividend income, the Fund and/or underlying funds must meet certain holding period requirements (typically more than 60 days) for the stock on which the otherwise qualified dividend is paid. In addition, the Fund and/or underlying funds cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the more than 60-day holding period requirements, generally apply to each shareholder’s investment in the Fund.

It is not anticipated that a significant portion of the Fund’s distributions will be eligible for treatment as a qualified dividend for non-corporate shareholders and/or the dividends paid deduction for corporate shareholders.

The provisions of the Internal Revenue Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2010. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise. Distributions from the Fund attributable to investments by underlying funds in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States, which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The rate reductions do not apply to corporate taxpayers or to foreign shareholders. The Fund will be able to designate separately distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund and/or underlying funds that would be eligible for the lower maximum rate. However, because the underlying funds invest primarily in debt securities, the Fund may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends and/or the corporate dividends received deduction.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would generally be eligible for the dividends-received deduction in the case of corporate shareholders, or as qualified dividends in the case of non-corporate shareholders, to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (c) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made.

The Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (c) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Any such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains.

Although the Fund expects to qualify as a RIC and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Options and Futures Contracts. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by the Fund and/or underlying funds for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund and/or underlying funds. If the Fund and/or underlying funds enter into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund and/or underlying funds is exercised, thereby requiring the Fund and/or underlying funds to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund and/or underlying funds, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund and/or underlying funds may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund and/or underlying funds at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by the Fund and/or underlying funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund and/or underlying funds. In addition, losses realized by the Fund and/or underlying funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund and/or underlying funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund and/or underlying funds, which is taxed as ordinary income when distributed to shareholders.

The Fund and/or underlying funds may make one or more of the elections available under the Internal Revenue Code, which are applicable to straddles. If the Fund and/or underlying funds make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund and/or underlying funds that did not engage in such hedging transactions.

The diversification requirements applicable to the Fund’s and/or underlying funds’ assets may limit the extent to which the Fund and/or underlying funds will be able to engage in transactions in options, futures or forward contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” instead to be taxed at the rate of the tax applicable to ordinary income.

Constructive Sales. IRS rules may affect the timing and character of gain if the Fund and/or underlying funds engage in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund and/or underlying funds enter into certain transactions in property while holding substantially identical property, the Fund and/or underlying funds would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s and/or underlying funds’ holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s and/or underlying funds’ holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund and/or underlying funds accrue receivables or liabilities denominated in a foreign currency and the time the Fund and/or underlying funds actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures, and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s and/or underlying funds’ investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. The Fund and/or underlying funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies, “PFICs.” In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If the Fund and/or underlying funds receive a so-called “excess distribution” with respect to PFIC shares, the Fund and/or underlying funds may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund and/or underlying funds to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund and/or underlying funds held the PFIC shares. The Fund and/or underlying funds will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund and/or underlying fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund and/or underlying funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund and/or underlying funds generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s and/or underlying funds’ PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund and/or underlying funds shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund and/or underlying funds to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund and/or underlying funds that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

State, Local and Foreign Taxes. Income received by the Fund and/or underlying funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation.

Other Taxation. Distributions by the Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Foreign shareholders will generally be subject to U.S. tax withholding at a rate of 30% (or a lower rate if a treaty applies) on distributions received from the Fund.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and particular questions of federal, state and local taxation.

MORE ABOUT THE TRUST

The Trust is a Delaware statutory trust. Prior to December 12, 2005, the Trust was known as “Retirement Readiness Funds.” Effective December 12, 2005, the Trust’s name was changed to “AARP Funds.” Under the Trust’s Amended and Restated Declaration of Trust, dated December 12, 2005, the “Declaration of Trust,” the beneficial interest in the Trust may be divided into one or more series and the series may be divided into one or more classes. The Trust’s Declaration of Trust authorizes the Board to establish, designate, redesignate, classify, reclassify and change in any manner any authorized but unissued shares of the Trust by setting or changing, in any one or more respects, their preferences, conversion or other rights, voting powers, duties, privileges and business purpose. Pursuant to such authority, the Trust’s Board has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust, representing interests in the Fund and other series of the Trust.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series, and a proportionate distribution, based upon the relative NAVs of the series and any other series, of any general assets not belonging to any particular series which are available for distribution. Upon liquidation, shareholders of a series are entitled to participate in the net distributable assets of the series involved based on the number of shares of the series that are held by each shareholder.

Holders of all outstanding shares of the series of the Trust will vote together in the aggregate and on all matters. Further, shareholders of the Fund, as well as those of any other series now or hereafter offered by the Trust, will vote together in the aggregate and not separately on the series-by-series basis, except as otherwise required by law or when permitted by the Board.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees. Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect trustees will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders’ meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, as amended, authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to:

(a)	divide the beneficial interest in each series or class thereof into shares, with or without par value as the trustees shall determine;

(b)	issue shares without limitation as to number (including fractional shares) to such persons and for such amount and type of consideration, subject to any restriction set forth in the By-Laws, including cash or securities, at such time or times and on such terms as the trustees may deem appropriate;

(c)	establish, designate, redesignate, classify, reclassify and change in any manner any series or class thereof and fix such preferences, voting powers, rights, duties and privileges and business purpose of each series or class thereof as the trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing series or class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust; provided, however, that the trustees may not reclassify or change any outstanding shares in a manner materially adverse to shareholders of such shares, without obtaining the authorization or vote of the series or class of shareholders that would be materially adversely affected;

(d)	divide or combine the shares of any series or class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the shares of such series or class thereof in the assets held with respect to that series or class;

(e)	issue shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses;

(f)	change the name of any series or class thereof;

(g)	dissolve and terminate any one or more series or classes thereof; and

(h)	take such other action with respect to the shares as the trustees may deem desirable.

However, the exercise of such authority may be subject to certain restrictions under the Investment Company Act. The Board may also authorize the termination of any series or class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the Trust’s Declaration of Trust, one-third (33-1/3%) of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more series is to vote separate from any other series, one-third (33-1/3%) of the outstanding shares of each such series entitled to vote shall constitute a quorum at a shareholders’ meeting of the series. Except when a larger vote is required by any provision of the Trust’s Declaration of Trust, the Trust’s By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, including the election of trustees, provided that where any provision of law or of the Trust’s Declaration of Trust requires that the holders of any series shall vote as a whole, then a majority of the outstanding shares of the series voted on the matter shall decide that matter insofar as that series is concerned. In any vote submitted to shareholders of the series, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

Trustee Liability. The Declaration of Trust provides that a trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any trustee; shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, except for any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee hereunder. Furthermore, the Declaration of Trust provides that no trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the trustees shall be subject to any greater liability or duty of care in discharging such trustee’s duties and responsibilities by virtue of such determination than is any trustee who has not been so designated.

With the exception discussed above, the Declaration of Trust provides that each trustee shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person (as defined in the Declaration of Trust) from time to time prior to final disposition of such proceeding to the fullest extent permitted by law. For purposes of this indemnification provision in the Declaration of Trust, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

The By-laws of AARP Portfolios provide for indemnification similar to the provisions set forth above.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Fund and the independent trustees.

Independent Registered Public Accounting Firm. The Trust has engaged KPMG LLP, to be the independent registered public accounting firm for the Trust. KPMG LLP has required that its audit contract with the Trust be subject to alternative dispute resolution and a limitation on punitive damages.

Control Persons and Principal Holders of Securities. As of the date of this SAI, AARP Financial Incorporated, a Delaware corporation located at 650 F Street, N.W., Washington, DC, 20004, or an affiliate of AARP Financial Incorporated, owned 100% of the shares of the Fund and, therefore, may be deemed to have controlled the Fund as of the date of this SAI.

Registration Statement. This SAI and the Fund’s prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the Fund and securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Fund’s prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Trust’s registration statement, each such statement being qualified in all respects by such reference.

Annual Operating Expenses of the Fund. Unless otherwise noted, the Fund’s expense ratio, identified as “Annual Operating Expenses of the Fund” in the prospectus expense tables, reflects the Fund’s estimated operating expenses for the current fiscal year and includes the Fund’s estimated percentage of the underlying funds’ estimated operating expenses for the current fiscal year as a percentage of the Fund’s average net assets for the year. Because the percentage is based on the Fund’s “average” net assets over a period of one year which has been estimated since the Fund has no historical information as of the date of this SAI, it does not identify what the expense ratio would be at asset levels that differ from the estimated average, and the estimated average may not accurately reflect the actual average net assets of the Fund. Asset levels that are substantially higher or lower than the estimated average may result in substantially lower or higher expense ratios. Because the Fund has a significant amount of non-asset-based fees, if the Fund experienced a significant asset decline during the previous fiscal year, it may have substantially increased expense ratios in the next fiscal year. Depending on the circumstances, the Fund may not be able to reduce proportionately non-asset-based fees should assets decrease. Examples of non-asset-based fees include, among others, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

There is no financial information for the Fund since the Fund had not yet commenced operations prior to the date of this SAI.

APPENDIX A:

AARP FUNDS

AARP PORTFOLIOS

PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

AARP Financial Incorporated (the “Adviser”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser provides investment advisory services to the series of AARP Funds (the “Funds”) and the series of AARP Portfolios (the “Portfolios”). AARP Funds and AARP Portfolios (each a “Trust”) are both investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Each advisory client that has entered into an investment advisory agreement with the Adviser (including AARP Funds on behalf of the Funds and AARP Portfolios on behalf of the Portfolios) has delegated to the Adviser (i) discretionary investment management authority with respect to the assets held in the client’s portfolio, and (ii) authority to vote any proxies with respect to the voting securities held in the client’s portfolio. The Funds and the Portfolios have directed the Adviser to implement theses Proxy Voting Policies and Procedures (“Policies and Procedures”) in voting proxies with respect to voting securities owned by each Fund or Portfolio. These Policies and Procedures may be revised from time to time, however, any material amendments must be approved by the Board of Trustees of the Trusts.

II. The Proxy Manager

Day-to-day administration of the proxy voting process at the Adviser is the responsibility of the Proxy Manager appointed by the Adviser. The Proxy Manager is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and the Proxy Voting Guidelines attached hereto as Exhibit A (with respect to the Portfolios only) and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.1 The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

III. AARP Funds

Because the Funds invest substantially all of their assets in the Portfolios or in series of other registered investment companies (collectively, “Master Funds”) pursuant to Sections 12(d)(1)(G) or 12(d)(1)(E) of the 1940 Act, respectively, it is anticipated that the only matters upon which the Funds will be asked to vote are matters that require approval of the shareholders of the Master Funds. Due to the inherent conflict of interest presented in that situation, the Funds normally will pass through any matters

[1]	The Adviser may satisfy this requirement by relying on a third party service provider provided the Adviser has obtained an undertaking from the third party to provide reconciliation reports promptly upon request. If the Adviser chooses to delegate this authority, the Adviser must monitor the third party service provider to ensure that such party is carrying out its duties accordingly. The Adviser has contracted with Institutional Shareholder Services (“ISS”) to provide proxy voting services.

to be approved by shareholders of the Master Funds to the shareholders of the Funds. The Adviser will then vote each Fund’s proxies on matters affecting a Master Fund in which the Fund invests in direct proportion to the votes received from shareholders of that Fund.2

IV. AARP Portfolios

A. General Principles

The Portfolios invest in a variety of securities, including voting securities of many different issuers. As a result, the Portfolios, as the beneficial owner of those voting securities, will be asked to vote on various matters affecting the issuers of those voting securities. AARP Portfolios has adopted and the Adviser will implement these Policies and Procedures, as they relate to the Portfolios, as a means reasonably designed to ensure that it votes any proxy or other beneficial interest in an equity security owned by the Portfolios over which the Adviser has discretionary proxy voting authority.

The Adviser will vote or cause to have voted any proxy prudently and solely in the best interest of the Portfolios and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Ultimately, each vote is cast on a case-by-case basis taking into consideration the contractual obligations under the advisory agreements or comparable documents, and all other relevant facts and circumstances at the time of the vote.

As a matter of policy, the Adviser:

1.	Votes all proxies in the best interest of the Portfolios.

2.	Identifies and resolves all material proxy-related conflicts of interest between the Adviser and the Portfolios in the best interests of the Portfolios.

3.	Believes that proxy voting is a valuable tool that may be used to promote sound corporate governance to the ultimate benefit of the Portfolios.

4.	Provides AARP Portfolios, upon request, with copies of reports with such substance and frequency as required to fulfill obligations under applicable law or as reasonably requested by the Board of Trustees of AARP Portfolios.

5.	Reviews regularly the proxy voting record to ensure that proxies are voted in accordance with these Policies and Procedures, and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

[2]	Section 12(d)(1)(E) of the 1940 Act has specific requirements as to how registered investment companies investing in master-feeder structures may vote interests in their master funds. Under Section 12(d)(1)(E)(iii)(aa), the feeder fund either may (1) pass through the vote to its shareholders and then vote its interest in the master fund as described in this policy or (2) elect to vote its interest in the master fund in the same proportion as the vote of all other shareholders of the master fund, without the necessity of seeking any direction from shareholders of the feeder fund. If the Proxy Manager determines that it would be in the best interest of a Fund investing in a master-feeder structure to vote in proportion to other shareholders of the Master Fund, the Proxy Manager may so vote provided he or she first obtains the approval of the Board of Trustees.

B. Material Conflict of Interest Identification and Resolution Processes

The Adviser’s use of sub-advisers to manage each Portfolio’s investments serves to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. The Proxy Manager reviews each proxy to assess the extent to which there may be a potential conflict of interest. A potential conflict of interest situation may arise where, for example, the Adviser (or one of its affiliates) manages assets for, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm the Adviser’s (or its affiliate’s) relationship with the company. In an effort to identify potential conflicts of interest, the Compliance Department will prepare a list of the Adviser’s clients and vendors, and list of companies with which AARP Services Inc. and AARP have material business relationships, and provide that list to the Proxy Manager. The Compliance Department will periodically update this list as new information becomes available. All personnel are required to contact the Proxy Manager about any apparent conflicts of interest, including apparent conflicts of interest involving personal relationships. Apparent conflicts are reviewed by the Proxy Manager to determine if there is a conflict, and if so, whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the Proxy Manager, which will resolve the conflict and direct the vote. In order to avoid even the appearance of impropriety, the Proxy Manager will not take the Adviser’s relationship (or the relationship of an affiliate of the Adviser) with a company into account, and will vote the company’s proxies in the best interest of the Funds, in accordance with these Policies and Procedures. If the Proxy Manager is himself or herself subject to the identified conflict, he or she will not participate in the proxy voting activities regarding the particular proxy, including the decision on whether and how to vote the proxy in question and the matter will be referred to the Board of Trustees of AARP Portfolios for a determination as to how the proxy should be voted. The Proxy Manager will record and maintain materials to document the factors that were considered to evidence that there was a reasonable basis for the Proxy Manager’s decision with respect to any conflict of interest.

V. Review of Voting Record

The Compliance Department is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

VI. Recordkeeping

The Adviser shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following documentation:

(1)	All proxy voting policies and procedures.

(2)	A copy of each proxy statement it receives regarding client securities.

(3)	A record of each vote cast by the Adviser on behalf of a client.

(4)	A record of all oral and a copy of all written communications received and memoranda or similar documents created by the Adviser that were material to making a decision on voting client securities, including any supporting documentation, whether or not approved, or that memorializes the basis for that decision.

(5)	A record of each written client request for proxy voting information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for proxy voting information on how the Adviser voted proxies on behalf of the requesting client.

(6)	Copies of all reconciliations of securities held in client accounts and proxies voted.

All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years in an appropriate office of the Adviser.

Dated: June 6, 2006

EXHIBIT A

PROXY VOTING GUIDELINES

These Proxy Voting Guidelines are a reflection of AARP Portfolios’ (the “Trust”) views that the Trust’s fiduciary obligations to their shareholders include an obligation to vote their proxies in a manner consistent with solid corporate governance and corporate social responsibility.

The Trust believes that good corporations are characterized by sound corporate governance and overall corporate social responsibility. A well-governed company that meets high standards of corporate ethics and operates in the best interests of the shareholders, employees, customers, communities and the environment will be better positioned for long-term success. This long-term success translates into positive returns for long-term shareholders.

Board of Directors

•	The Trust believes that one of the fundamental sources of good governance is independence. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors. The Trust will generally support the board’s nominees, if the above conditions are met.

•	The Trust believes that classified or staggered board structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareholders. The Trust will generally support proposals to elect all board members annually and to remove classified boards.

•	The Trust will generally support proposals that seek to separate the positions of Chair of the Board and the Chief Executive Officer.

•	The Trust will generally support proposals that ask for the Chair of the Board to be an independent director.

•	The Trust will generally oppose director nominees that have not attended a sufficient number of meetings of the board or key committees on which they were to serve.

•	The Trust will generally support proposals that seek to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts.

•	The Trust will generally oppose excessive awards of stock or stock options to directors.

•	The Trust will generally oppose director nominees who have acted against the interests of shareholders.

•	The Trust will generally support proposals to require majority voting in favor of director nominees.

Independent Auditors

•	The Trust believes that the company is in the best position to evaluate the competence of the outside auditors. We will generally vote on ratification of the auditor unless we have reason to believe that the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort earnings.

Compensation Issues

•	The Trusts recognize that there are significant variables that exist in order to properly evaluate compensation proposals such as industry, market capitalization, competitive factors, etc. that adequately address the need to balance the needs of the employees and those of the other shareholders in the company. While each proposal needs to be evaluated on a case by case basis, the Trust will oppose plans that substantially dilute outside shareholder interests, provide for excessive awards that are not reflective of economic or financial performance, or are just structured in an objectionable manner.

•	The Trust will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

•	The Trust will generally support proposals requesting companies to fully disclose executive compensation including salaries, option awards, bonuses, and restricted stock grants, supplemental executive retirement plans of senior management and the Board of Directors.

•	The Trust will generally support employee stock purchase plans, provided the shares purchased under the plan are acquired at no less than 85% of their market value and the shares reserved account for less than 5% of outstanding shares.

•	The Trust will generally support supplemental executive retirement plans that are reasonably estimated, fully disclosed, and where constructive credit does not exceed full service credit.

•	The Trust will generally oppose proposals to approve stock option plans that have a dilutive effect in excess of 10% of share value.

•	The Trust will generally oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant and/or the average grants are in excess of 3% per year.

•	The Trust will generally oppose proposals that contain evergreen provisions which reserve a specified percentage of stock for award each year with no termination date.

•	The Trust will generally oppose bonus plans that do not clearly define performance criteria and maximum awards in absolute dollars. Plans that appear excessive will generally be opposed.

•	The Trust will generally oppose proposals of severance arrangements that exceed three times an executive’s salary and bonus if triggered by a change of control without the requirement for submission to shareholder approval.

•	The Trust will generally oppose proposals of severance arrangements which allow payments to executives who are terminated for misconduct, gross mismanagement or other reasons constituting a for cause termination.

Shareholder Voting Rights

•	The Trust will generally support the elimination of pre-emptive voting rights except in those cases where there is a reasonable indication that such rights would have a value to the shareholder.

•	The Trust will generally oppose a poison pill plan unless it is short term, requires shareholder approval for renewal, requires independent review, and there is a strongly independent and non-classified board.

•	The Trust will generally oppose cumulative voting rights.

•	The Trust will generally oppose supermajority voting requirements.

•	The Trust will generally oppose proposals that abridge the shareholders’ right to call special meetings of the board in cases of good cause and to act by written consent.

•	The Trust will generally oppose proposals that do not provide for confidential voting.

•	The Trust will generally oppose the creation of separate classes with different voting rights in those situations where the different groups of shareholders have similar economic investments.

•	The Trust will generally support the creation of classes of stock offering different dividend rights if they do not limit shareholder rights.

•	The Trust will generally oppose proposals that allow the company to buy back shares from a particular shareholder(s) at higher than market prices.

•	The Trust will generally oppose reincorporation in a new domicile if the Trust believes that it is being done with the intention of reducing current shareholder rights.

•	The Trust will actively voice their displeasure for companies who set forth proposals in a bundle. The right to vote each proposal separately must be encouraged and protected.

•	The Trust will generally oppose proposals for by-law changes allowing a company to opt into state anti-takeover laws.

Stock Authorization

•	The Trust will generally support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•	The Trust will generally oppose proposals for the creation of blank check preferred stock.

•	The Trust will generally oppose proposals that call for increases in authorization of preferred stock with unspecified terms and conditions of use which can be determined at a future date and without approval from shareholders.

Social Issues

•	The Trust will generally support proposals that request reasonable, but not highly specific, disclosure about environmental impact of a company’s operations and products.

•	The Trust will generally support proposals that request reasonable reporting regarding the company’s activities in countries with records of repression of human rights.

•	The Trust will generally support proposals that encourage the company to increase the diversity of its employees and to enhance non-discrimination polices.

•	The Trust will generally support proposals that request increase disclosure of health related information such as the risk of tobacco, liquor or certain drugs.

Foreign Market

•	The Trust will vote in a manner consistent with their domestic voting policy however, the Trust will take into consideration different governance standards, disclosure requirements, accounting practices and voting procedures that are unique to foreign markets. However, there may be situations where the Trust may elect not to vote because it would be in the best interests of the Trust and its shareholders.

APPENDIX B: RATINGS

Rated Investments

Corporate Bonds

From Moody’s Investors Services, Inc., “Moody’s,” description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor’s Corporation, “S&P,” description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc., “Fitch,” description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business or economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC.”

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

PART C

OTHER INFORMATION

Item 23. Exhibits

(a)	(1)	Amended and Restated Certificate of Trust dated December 12, 2005 (1)

	(2)(a)	Amended and Restated Declaration of Trust dated December 12, 2005 (1)

	(2)(b)	Amended Schedule A to Amended and Restated Declaration of Trust (3)

(b)		Amended and Restated Bylaws dated December 12, 2005 (1)

(c)		See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws made as of December 12, 2005. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Amended and Restated Declaration of Trust of AARP Funds dated December 12, 2005

(d)	(1)(a)	Investment Advisory Agreement with AARP Financial Incorporated (2)

	(1)(b)	Form of Amended Exhibit A to Investment Advisory Agreement with AARP Financial Incorporated (3)

	(2)(a)	Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (2)

	(2)(b)	Form of Amended Exhibit A to Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (3)

(e)	(1)(a)	Form of Distribution Agreement with ALPS Distributors, Inc. (1)

	(1)(b)	Form of Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc. with respect to the AARP Money Market Fund (2)

	(1)(c)	Form of Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc. with respect to the AARP Income Fund (3)

(f)		Not Applicable.

(g)	(1)(a)	Master Custodian Agreement with State Street Bank and Trust Company (2)

	(1)(b)	Form of Amended Appendix A to Master Custodian Agreement with State Street Bank and Trust Company (3)

(h)	(1)(a)	Administration Agreement with AARP Financial Incorporated (2)

	(1)(b)	Form of Amended Schedule A to Administration Agreement with AARP Financial Incorporated (3)

	(1)(c)	Form of Amended Schedule C to Administration Agreement with AARP Financial Incorporated (3)

	(2)(a)	Transfer Agency and Service Agreement with State Street Bank and Trust Company (2)

	(2)(b)	Form of Amended Schedule A to Transfer Agency and Service Agreement with State Street Bank and Trust Company (3)

	(3)	Form of Master Feeder Participation Agreement with State Street Master Funds with respect to the AARP Money Market Fund (2)

	(4)	Form of Participation Agreement with State Street Master Funds with respect to the AARP Income Fund (3)

(i)	(1)	Opinion and Consent of Counsel with respect to the AARP Aggressive Fund, AARP Moderate Fund and AARP Conservative Fund (1)

	(2)	Opinion and Consent of Counsel with respect to the AARP Money Market Fund (2)

	(3)	Opinion and Consent of Counsel with respect to the AARP Income Fund (3)

(j)	(1)	Consent of Independent Registered Public Accounting Firm with respect to the AARP Aggressive Fund, AARP Moderate Fund and AARP Conservative Fund (1)

	(2)	Consent of Independent Registered Public Accounting Firm with respect to the AARP Money Market Fund (2)

	(3)	Consent of Independent Registered Public Accounting Firm with respect to the AARP Income Fund (3)

(k)		Not Applicable.

(l)		Subscription/Purchase Agreement(s) with AARP Services Inc. (1)

(m)	(1)(a)	Distribution and Shareholder Service Plan (2)

	(1)(b)	Form of Amended Schedule A to Distribution and Shareholder Service Plan (3)

(n)		Not Applicable

(o)		Reserved

(p)	(1)	Code of Ethics of AARP Funds (2)

	(2)	Code of Ethics of AARP Financial Incorporated (1)

	(3)	Code of Ethics of SSgA Funds Management, Inc. (1)

	(4)	Code of Ethics of ALPS Distributors, Inc. (2)

	(5)	Joint Code of Ethics of State Street Master Funds and State Street Institutional Investment Trust (2)

1.	Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A on December 23, 2005.
2.	Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A on June 19, 2006.
3.	Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund

The Fund is not open for investment as of the date of this Part C filing and therefore, no person owns of record or is known by the Fund to own beneficially 5% or more of the Fund. At the time the Fund will open for investment, a nominal initial investment will be made by one or more persons or entities (which may be affiliated with the Fund’s investment adviser) to launch the Fund.

Item 25. Indemnification

The Registrant’s Amended and Restated Declaration of Trust dated as of December 12, 2005, Article VII, Section 3, provides as follows:

(a) Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

(b) For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(d) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e) Expenses in connection with the defense of any proceeding of the character described in paragraph 1 above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

(f) In no event will any revision, amendment or change to this Section 3 or the By-Laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-Laws is made.

The Registrant’s Statement of Additional Information provides additional information in the section entitled “More About the Trust”.

Item 26. Business and Other Connections of the Investment Adviser

AARP Financial Incorporated is a registered investment adviser. AARP Financial Incorporated serves as investment adviser to the AARP Funds and provides investment supervisory services. Information as to the officers and directors of AARP Financial Incorporated is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-64899) and is incorporated herein by reference.

SSgA Funds Management Inc. serves as the sub-adviser for the AARP Funds (other than the AARP Money Market Fund) pursuant to a sub-advisory agreement. The sub-adviser is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of State Street Corporation, a publicly-held bank holding company. Information as to the officers and directors of the sub-adviser is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-60103).

Item 27. Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: Accessor Funds, Agile Funds, Ameristock Mutual Funds, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Financial Investors Trust, Firsthand Funds, Forward Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter
Edmund J. Burke	None	President; Director

Thomas A. Carter	None	Managing Director-Sales and Finance; Treasurer; Director

Jeremy O. May	None	Managing Director-Operations and Client Services; Secretary; Director

W. Robert Alexander	None	Director

Diana Adams	None	Vice President, Controller

Tané T. Tyler	None	Chief Legal Officer, Assistant Secretary

Bradley J. Swenson	None	Chief Compliance Officer

*	The principal business address for each of the above directors and executive officers is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Sub-Adviser; (d) Principal Underwriter; (e) Transfer, Pricing and Bookkeeping Agent; (f) Administrator; (g) Sub-Administrator; and (h) Custodian. The address of each is as follows:

(a)	Registrant

AARP Funds

650 F Street, N.W.

Washington, DC 20004

(b)	Investment Adviser

AARP Financial Incorporated

Two Highwood Drive

2nd Floor

Tewksbury, MA 01876

(c)	Sub-Adviser

SSgA Funds Management Inc.

One Lincoln Street

Boston, MA 02111-2900

(d)	Principal Underwriter

ALPS Distributors, Inc.

1625 Broadway Suite 2200

Denver, CO 80113

(e)	Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

(f)	Administrator

AARP Financial Incorporated

Two Highwood Drive

2nd Floor

Tewksbury, MA 01876

(g)	Sub-Administrator

State Street Bank and Trust Company

2 Avenue de Lafayette, 4th Fl.

Boston MA 02111

(h)	Custodian

State Street Bank and Trust Company

John Adams Building

1776 Heritage Drive

North Quincy, MA 02171

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, and District of Columbia, on the 27th day of September, 2006.

AARP Funds

By	/s/ Larry C. Renfro
Larry C. Renfro
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Larry C. Renfro Larry C. Renfro	President (Principal Executive Officer)	September 27, 2006

/s/ Richard M. Hisey Richard M. Hisey	Treasurer (Principal Financial Officer)	September 27, 2006

* Peter C. Clapman	Trustee	September 27, 2006

* Richard M. Reilly	Trustee	September 27, 2006

* Ellen B. Safir	Trustee	September 27, 2006

* Dawn M. Sweeney	Trustee	September 27, 2006

* Lynn E. Turner	Trustee	September 27, 2006

*By:	/s/ Nancy M. Smith	September 27, 2006
Nancy M. Smith Attorney-in-fact for each Trustee (Pursuant to Powers of Attorney filed with PEA No. 1 on April 5, 2006)

AARP Funds

Post-Effective Amendment No. 4 to

Form N-1A Registration Statement

EXHIBIT LIST

Item Number	Item
23(a)(2)(b)	Amended Schedule A to Amended and Restated Declaration of Trust

23(d)(1)(b)	Form of Amended Exhibit A to Investment Advisory Agreement with AARP Financial Incorporated

23(d)(2)(b)	Form of Amended Exhibit A to Investment Sub-Advisory Agreement with SSgA Funds Management, Inc.

23(e)(1)(c)	Form of Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc. with respect to the AARP Income Fund

23(g)(1)(b)	Form of Amended Appendix A to Master Custodian Agreement with State Street Bank and Trust Company

23(h)(1)(b)	Form of Amended Schedule A to Administration Agreement with AARP Financial Incorporated

23(h)(1)(c)	Form of Amended Schedule C to Administration Agreement with AARP Financial Incorporated

23(h)(2)(b)	Form of Amended Schedule A to Transfer Agency and Service Agreement with State Street Bank and Trust Company

23(h)(4)	Form of Participation Agreement with State Street Master Funds with respect to the AARP Income Fund

23(i)(3)	Opinion and Consent of Counsel with respect to the AARP Income Fund

23(j)(3)	Consent of Independent Registered Public Accounting Firm with respect to the AARP Income Fund

23(m)(1)(b)	Form of Amended Schedule A to Distribution and Shareholder Service Plan